As filed with the Securities and Exchange Commission on March 24, 1999

                                                                      File Nos.
                                                                       33-39088
                                                                       811-6243

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.   32                               (X)

                                    and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   35                                              (X)

                            FRANKLIN STRATEGIC SERIES
               (Exact Name of Registrant as Specified in Charter)

               777 MARINERS ISLAND BOULEVARD, SAN MATEO, CA 94404
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000

        DEBORAH R. GATZEK, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on January 1, 1999 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [X] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



  Title of Securities Being Registered:
  Shares of Beneficial Interest of:

  Franklin Large Cap Growth Fund - Class A
  Franklin Large Cap Growth Fund - Class B
  Franklin Large Cap Growth Fund - Class C
  Franklin Large Cap Growth Fund - Advisor Class






Prospectus

Franklin Large Cap Growth Fund

Class A, B & C

Investment Strategy  Growth

June 7, 1999











[Insert Franklin Templeton Ben Head]

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

The Fund

[Begin callout]
Information about the fund you should know before investing
[End callout]

[insert page #]  Goal and Strategies

[insert page #]  Main Risks

[insert page #]  Performance

[insert page #]  Fees and Expenses

[insert page #]  Management

[insert page #]  Distributions and Taxes

[insert page #]  Financial Highlights

Your Account

[Begin callout]
Information about sales charges, account transactions and services
[End callout]

[insert page #] Choosing a Share Class

[insert page #] Buying Shares

[insert page #] Investor Services

[insert page #] Selling Shares

[insert page #] Account Policies

[insert page #] Questions

For More Information

[Begin callout]
Where to learn more about the fund
[End callout]

Back Cover

The Fund

[Insert graphic of bullseye and arrows] Goal and Strategies

Goal The fund's principal investment goal is long-term capital appreciation.

Principal investments Under normal market conditions, the fund will invest at least 80% of its total assets in equity securities of large cap growth companies located in the U.S.

For purposes of the fund's investments, large cap growth companies include well-established companies with market capitalization of $10 billion or more with a record of revenue growth and profitability exceeding the economy as a whole. These companies generally dominate their respective markets and have a reputation for quality management, as well as superior products and services.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks, convertible securities and warrants.

[Begin callout]
The fund invests primarily in large cap growth companies' common stocks. [End callout]

In choosing equity investments, the fund's manager will focus on companies that have exhibited above average growth, strong financial records and large market capitalization. In addition, management expertise, industry leadership, control of market share and sustainable competitive advantage are factors the manager also considers. Although the manager will search for investments across a large number of industries, it expects to have significant positions in the finance, technology, health care and consumer staples industries.

Temporary investments The manager may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal, because it may not invest or may invest substantially less in large cap growth companies' stocks.

[Insert graphic of chart with line going up and down] Main Risks

[Begin callout]
Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

COMPUTER TECHNOLOGY AND MEDICAL TECHNOLOGY COMPANIES The fund expects to invest a portion of its assets in securities of companies involved in or related to computer technologies and medical technologies. The computer technology and medical technology sectors have historically been volatile, and stock prices of companies operating within these industries are subject to abrupt or erratic movements. The manager tries to reduce these risks through extensive research and emphasis on more globally competitive companies as opposed to those limited to domestic or regional markets.

HEALTH CARE COMPANIES The activities of health care companies may be funded or subsidized by federal and state governments. If government subsidies are discontinued, the profitability of these companies could be adversely affected. Health care companies held by the fund will be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, the risk of a reform of the health care system through legislation.

Year 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities also will be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the fund's performance. Please see page [#] for more information.

More detailed information about the fund, its policies (including temporary investments), and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

[Insert graphic of a bull and a bear] Performance

Because the fund is new, it has no performance history.

[Insert graphic of percentage sign] Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


Shareholder Fees (fees paid directly from your investment)

                                     Class A      Class B  Class C
--------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         5.75%        4.00%    1.99%
  Load imposed on purchases          5.75%        None     1.00%
  Maximum deferred sales charge      None 1       4.00%    0.99% 2
(load)
Exchange fee 3                       $5.00        $5.00    $5.00

Please see "Choosing a Share Class" on page [#] for an explanation of how and when these sales charges apply.

Annual Fund Operating Expenses (expenses deducted from fund assets) 4

                                     Class A      Class B  Class C
--------------------------------------------------------------------
Management fees 5                    0.50%        0.50%    0.50%
Distribution and service
(12b-1) fees 6                       0.35%        1.00%    1.00%
Other expenses 5                     0.84%        0.84%    0.84%
                                     -------------------------------
Total annual fund operating          1.69%        2.34%    2.34%
expenses 5
                                     -------------------------------

1. Except for investments of $1 million or more (see page [#]) and purchases by certain retirement plans without an initial sales charge.
2. This is equivalent to a charge of 1% based on net asset value.
3. This fee is only for market timers (see page [#]).
4. The management fees and distribution and service (12b-1) fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.
5. The manager and administrator have agreed in advance to waive their respective fees and to assume as their own expense certain expenses otherwise payable by the fund. With this reduction, management fees would be 0.26% and total annual fund operating expenses would be 1.25% for Class A, 1.90% for Class B, and 1.90% for Class C for the current fiscal year. The manager and administrator may end this arrangement at any time upon notice to the fund's Board of Trustees.
6. Because of the distribution and service (12b-1)fees, over the long-term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

Example

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year    3 Years  5 Years   10 Years
----------------------------------------------------------------------
Class A                        $737 1    $1,077   $1,440    $2,458
Class B
   Assuming you sold your
   shares at the end of the    $637      $1,030   $1,450    $2,514 2
   period
   Assuming you stayed in the
   fund                        $237      $730     $1,250    $2,514 2
Class C                        $433 3    $823     $1,338    $2,749

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
3. For the same Class C investment, your costs would be $335 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.

[Insert graphic of briefcase] Management

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94403, is the fund's investment manager. Together, Advisers and its affiliates manage over $211 billion in assets.

The team responsible for the fund's management is:

Suzanne Willoughby Killea CFA, Vice President of Advisers
Ms. Killea has been a manager of the fund since its inception. She joined the Franklin Templeton Group in 1991.

Edward B. Jamieson, Executive Vice President of Advisers
Mr. Jamieson has been a manager of the fund since its inception. He joined the Franklin Templeton Group in 1987.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. The fee is equal to an annual rate of:

o  0.50% of the value of net assets up to and including $500 million;
o 0.40% of the value of net assets over $500 million and not over $1 billion;
o 0.35% of the value of net assets over $1 billion and not over $1.5 billion;
o 0.30% of the value of net assets over $1.5 billion and not over $6.5 billion;
o 0.275% of the value of net assets over $6.5 billion and not over $11.5 billion;
o 0.25% of the value of net assets over $11.5 billion and not over $16.5 billion;
o 0.24% of the value of net assets over $16.5 billion and not over $19 billion;
o 0.23% of the value of net assets over $19 billion and not over $21.5 billion; and
o  0.22% of the value of net assets in excess of $21.5 billion.

Year 2000 problem The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

[Insert graphic of dollar
signs and stacks of coins] Distributions and Taxes

Income and capital gains distributions The fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of this distribution will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN(R).

Tax considerations In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

[Begin callout]
Backup Withholding
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so. [End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the fund, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the fund.

Your Account

[Insert graphic of pencil marking an "X"] Choosing a Share Class

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

Class A               Class B              Class C
---------------------------------------------------------------
o  Initial sales      o  No initial        o  Initial
   charge of 5.75%       sales charge         sales charge of
   or less                                    1%

o  Deferred sales     o  Deferred          o  Deferred
   charge of 1% on       sales charge of      sales charge of
   purchases of $1       4% or less on        1% on shares
   million or more       shares you sell      you sell within
   sold within 12        within six years     18 months
   months
o  Lower annual       o  Higher annual     o  Higher
   expenses than         expenses than        annual expenses
   Class B or C due      Class A (same as     than Class A
   to lower              Class C) due to      (same as Class
   distribution fees     higher               B) due to
                         distribution         higher
                         fees. Automatic      distribution
                         conversion to        fees. No
                         Class A shares       conversion to
                         after eight          Class A shares,
                         years, reducing      so annual
                         future annual        expenses do not
                         expenses.            decrease.


Sales Charges - Class A

                              THE SALES CHARGE
                              MAKES UP THIS %    WHICH EQUALS THIS
WHEN YOU INVEST THIS AMOUNT   OF THE OFFERING      % OF YOUR NET
                                   PRICE            INVESTMENT
--------------------------------------------------------------------
Under $50,000                       5.75               6.10
$50,000 but under $100,000          4.50               4.71
$100,000 but under $250,000         3.50               3.63
$250,000 but under $500,000         2.50               2.56
$500,000 but under $1               2.00               2.04
million

Investments of $1 million or more If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page [#]), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see page [#]).

Distribution and service (12b-1) fees Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution fees of up to 0.35% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Sales Charges - Class B


 IF YOU SELL YOUR SHARES         THIS % IS DEDUCTED
WITHIN THIS MANY YEARS AFTER     FROM YOUR PROCEEDS
   BUYING THEM                       AS A CDSC
------------------------------------------------------
1 Year                                    4
2 Years                                   4
3 Years                                   3
4 Years                                   3
5 Years                                   2
6 Years                                   1
7 Years                                   0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page [#]). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

Maximum purchase amount The maximum amount you may invest in Class B shares at one time is $249,999. We place any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

Retirement plans Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Franklin Templeton Trust Company 403(b) plans, and Franklin Templeton Trust Company qualified plans with participant or earmarked accounts.

Distribution and service (12b-1) fees Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 1% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Sales Charges - Class C

                             THE SALES CHARGE
                             MAKES UP THIS %    WHICH EQUALS THIS
WHEN YOU INVEST THIS AMOUNT  OF THE OFFERING    % OF YOUR NET
                             PRICE              INVESTMENT
--------------------------------------------------------------------
Under $1 million             1.00               1.01

We place any investment of $1 million or more in Class A shares, since there is no initial sales charge and Class A's annual expenses are lower.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see below).

Distribution and service (12b-1) fees Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 1% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Contingent Deferred Sales Charge (CDSC) - Class A, B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends.

[Begin callout]
The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton Fund (please see page [#] for exchange information).

Sales Charge Reductions and Waivers

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

Quantity discounts We offer several ways for you to combine your purchases in the Franklin Templeton Funds to take advantage of the lower sales charges for large purchases of Class A shares.

[Begin callout]
The Franklin Templeton Funds include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.
[End callout]

o Cumulative Quantity Discount - lets you combine all of your shares in the Franklin Templeton Funds for purposes of calculating the sales charge. You also may combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts also may be included.

o Letter of Intent (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

    To sign up for these programs, complete the appropriate section of your account application.

Reinstatement privilege If you sell shares of a Franklin Templeton Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

Waivers for investments from certain payments Class A shares may be purchased without an initial sales charge or CDSC by investors who reinvest within 365 days:

o certain payments received under an annuity contract that offers a Franklin Templeton insurance fund option
o distributions from an existing retirement plan invested in the Franklin Templeton Funds
o dividend or capital gain distributions from a real estate investment trust sponsored or advised by Franklin Properties, Inc.
o redemption proceeds from a repurchase of Franklin Floating Rate Trust shares held continuously for at least 12 months
o redemption proceeds from Class A of any Templeton Global Strategy Fund, if you are a qualified investor. If you paid a CDSC when you sold your shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply.

Waivers for certain investors Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions, including:

o certain trust companies and bank trust departments investing $1 million or more in assets over which they have full or shared investment discretion
o government entities that are prohibited from paying mutual fund sales charges
o certain unit investment trusts and their holders reinvesting trust distributions
o  group annuity separate accounts offered to retirement plans
o employees and other associated persons or entities of Franklin Templeton or of certain dealers
o any investor who is currently a Class Z shareholder of Franklin Mutual Series Fund Inc. (Mutual Series), or who is a former Mutual Series Class Z shareholder who had an account in any Mutual Series fund on October 31, 1996, or who sold his or her shares of Mutual Series Class Z within the past 365 days
o Chilean retirement plans that meet the requirements for retirement plans described below

          If you think you may be eligible for a sales charge waiver, call your investment representative or call Shareholder Services at 1-800/632-2301 for more information.

CDSC waivers  The CDSC for each class generally will be waived:

o  to pay account fees
o to make payments through systematic withdrawal plans, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually depending on the frequency of your plan
o for redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if Franklin Templeton Distributors, Inc. did not make any payment to the securities dealer of record in connection with the purchase
o for redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)
o for IRA distributions due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)
o to return excess contributions (and earnings, if applicable) from retirement plan accounts
o for redemptions following the death of the shareholder or beneficial owner
o for participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

Retirement plans Certain retirement plans may buy Class A shares without an initial sales charge. To qualify, the plan must be sponsored by an employer:

o  with at least 100 employees, or
o  with retirement plan assets of $1 million or more, or
o that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13-month period

A CDSC may apply. Retirement plans other than SIMPLEs, SEPs, or plans that qualify under section 401 of the Internal Revenue Code also must qualify under our group investment program to buy Class A shares without an initial sales charge.

         For more information, call your investment representative or Retirement Plan Services at 1-800/527-2020.

Group investment program Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying fund shares at a discount.

[Insert graphic of a paper with lines
and someone writing] Buying Shares


Minimum investments
----------------------------------------------------------------
                                        Initial      Additional
----------------------------------------------------------------
Regular accounts                        $1,000       $50
----------------------------------------------------------------
UGMA/UTMA accounts                      $100         $50
----------------------------------------------------------------
Retirement accounts                     no minimum   no minimum
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)
----------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                               $250         $50
----------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                $250         $50
----------------------------------------------------------------
Full-time employees, officers,
trustees and directors of Franklin
Templeton entities, and their
immediate family members                $100         $50
----------------------------------------------------------------


Account application If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will invest your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).

Buying shares
----------------------------------------------------------------------
                   Opening an account        Adding to an account
----------------------------------------------------------------------
[Insert graphic
of hands shaking]
                   Contact your investment   Contact your investment
Through your       representative            representative
investment
representative
----------------------------------------------------------------------
                   Make your check payable   Make your check payable
[Insert graphic    to Franklin Large Cap     to Franklin Large Cap
of envelope]       Growth Fund.              Growth Fund. Include
                                             your account number on
By Mail            Mail the check and your   the check.
                   signed application to
                   Investor Services.        Fill out the deposit
                                             slip from your account
                                             statement. If you do
                                             not have a slip,
                                             include a note with
                                             your name, the fund
                                             name, and your  account
                                             number.

                                             Mail the check and
                                             deposit slip or note to
                                             Investor Services.
----------------------------------------------------------------------
[Insert graphic    Call  to receive a wire   Call to receive a wire
of three           control number and wire   control number and wire
lightning bolts]   instructions.             instructions.

                   Wire the funds and mail   To make a same day wire
                   your signed application   investment, please call
By Wire            to Investor Services.     us by 1:00 p.m. pacific
                   Please include the wire   time and make sure your
1-800/632-2301     control number or your    wire arrives by 3:00
(or                new account number on     p.m.
1-650/312-2000     the application.
collect)
                   To make a same day wire
                   investment, please call
                   us by 1:00 p.m. pacific
                   time and make sure your
                   wire arrives by 3:00
                   p.m.
----------------------------------------------------------------------
[Insert graphic    Call Shareholder          Call Shareholder
of two arrows      Services at the number    Services at the number
pointing in        below, or send signed     below or our automated
opposite           written instructions.     TeleFACTS system, or
directions]        The TeleFACTS system      send signed written
                   cannot be used to open a  instructions.
By Exchange        new account.

                   (Please see page # for    (Please see page # for
TeleFACTS(R)         information on            information on
1-800/247-1753     exchanges.)               exchanges.)
(around-the-clock
access)
----------------------------------------------------------------------

                      Franklin Templeton Investor Services
                   777 Mariners Island Blvd., P.O. Box 7777,
                            San Mateo, CA 94403-7777
                         Call toll-free: 1-800/632-2301
           (Monday through Friday 5:30 a.m. to 5:00 p.m., pacific time
                 Saturday 6:30 a.m. to 2:30 p.m., pacific time)

[Insert graphic of person with a headset] Investor Services

Automatic investment plan This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $50 ($25 for an Education IRA). To sign up, complete the appropriate section of your account application.

Distribution options You may reinvest distributions you receive from the fund in an existing account in the same share class* of the fund or another Franklin Templeton Fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Trust Company retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

Retirement plans Franklin Templeton offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services at 1-800/527-2020.

TeleFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

Telephone privileges You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

Exchange privilege You can exchange shares between most Franklin Templeton Funds within the same class *, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

[Begin callout]
An exchange is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page [#]).

*Certain Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge. Advisor Class shareholders of another Franklin Templeton Fund also may exchange into Class A without any sales charge. Advisor Class shareholders who exchange their shares for Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.

Systematic withdrawal plan This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] Selling Shares

You can sell your shares at any time.

Selling shares in writing Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A signature guarantee helps protect your account against fraud.
You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than $100,000 worth of shares
o  you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

Selling recently purchased shares If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

Redemption proceeds Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

Retirement plans You may need to complete additional forms to sell shares in a Franklin Templeton Trust Company retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.

Selling shares
---------------------------------------------------------------
                      To sell some or all of your shares
---------------------------------------------------------------
[Insert graphic of
hands shaking]
                      Contact your investment representative
Through your
investment
representative
---------------------------------------------------------------
[Insert graphic of    Send written instructions and endorsed
envelope]             share certificates (if you hold share
                      certificates) to Investor Services.
By Mail               Corporate, partnership or trust
                      accounts may need to send additional
                      documents.

                      Specify the fund, the account number
                      and the dollar value or number of
                      shares you wish to sell. If you own
                      both Class A and B shares, also specify
                      the class of shares, otherwise we will
                      sell your Class A shares first. Be sure
                      to include all necessary signatures and
                      any additional documents, as well as
                      signature guarantees if required.

                      A check will be mailed to the name(s)
                      and address on the account, or
                      otherwise according to your written
                      instructions.
---------------------------------------------------------------
[Insert graphic of    As long as your transaction is for
phone]                $100,000 or less, you do not hold share
                      certificates and you have not changed
By Phone              your address by phone within the last
                      15 days, you can sell your shares by
1-800/632-2301        phone.

                      A check will be mailed to the name(s)
                      and address on the account. Written
                      instructions, with a signature
                      guarantee, are required to send the
                      check to another address or to make it
                      payable to another person.
---------------------------------------------------------------
[Insert graphic of    You can call or write to have
three lightning       redemption proceeds of $1,000 or more
bolts]                wired to a bank or escrow account. See
                      the policies above for selling shares
                      by mail or phone.

                      Before requesting a bank wire, please
By Wire make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                      Requests received in proper form by
                      1:00 p.m. pacific time will be wired
                      the next business day.
---------------------------------------------------------------
[Insert graphic of    Obtain a current prospectus for the
two arrows pointing   fund you are considering.
in opposite
directions]           Call Shareholder Services at the number
                      below or our automated TeleFACTS
By Exchange           system, or send signed written
                      instructions. See the policies above
TeleFACTS(R)            for selling shares by mail or phone.
1-800/247-1753
(around-the-clock     If you hold share certificates, you
access)               will need to return them to the fund
                      before your exchange can be processed.
---------------------------------------------------------------

                      Franklin Templeton Investor Services
                   777 Mariners Island Blvd., P.O. Box 7777,
                            San Mateo, CA 94403-7777
                         Call toll-free: 1-800/632-2301
           (Monday through Friday 5:30 a.m. to 5:00 p.m., pacific time
                 Saturday 6:30 a.m. to 2:30 p.m., pacific time)

[Insert graphic of paper and pen] Account Policies

Calculating share price  The fund calculates the net asset value per share
(NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

Accounts with low balances If the value of your account falls below $250 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

Statements and reports You will receive confirmations and account statements that show your account transactions. You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive confirmations, account statements and other information about your account directly from the fund.

Street or nominee accounts You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

Joint accounts Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

Market timers The fund may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these limits.

Additional policies Please note that the fund maintains additional policies and reserves certain rights, including:

o The fund may refuse any order to buy shares, including any purchase under the exchange privilege.
o At any time, the fund may change its investment minimums or waive or lower its minimums for certain purchases.
o The fund may modify or discontinue the exchange privilege on 60 days' notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check or wire would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

Dealer compensation Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                             Class A      Class B      Class C
--------------------------------------------------------------------
Commission (%)               ---          4.00         2.00
Investment under $50,000     5.00         ---          ---
$50,000 but under $100,000   3.75         ---          ---
$100,000 but under $250,000  2.80         ---          ---
$250,000 but under $500,000  2.00         ---          ---
$500,000 but under $1        1.60         ---          ---
million
$1 million or more          up to 1.00 1  ---          ---
12b-1 fee to dealer          0.35% 2      0.25 3       1.00 4


A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and up to 0.25% on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Of this amount, the fund may pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Dealers may be eligible to receive up to 0.25% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

[Insert graphic of question mark]Questions

If you have any questions about the fund or your account, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                        Hours (pacific time,
Department Name       Telephone Number  Monday through Friday)
-----------------------------------------------------------------
Shareholder Services  1-800/632-2301    5:30 a.m. to 5:00 p.m.
                                        6:30 a.m. to 2:30 p.m.
                                        (Saturday)
Fund Information      1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                      (1-800/342-5236)  6:30 a.m. to 2:30 p.m.
                                        (Saturday)
Retirement Plan
Services              1-800/527-2020    5:30 a.m. to 5:00 p.m.
Dealer Services       1-800/524-4040    5:30 a.m. to 5:00 p.m.
Institutional         1-800/321-8563    6:00 a.m. to 5:00 p.m.
Services
TDD (hearing          1-800/851-0637    5:30 a.m. to 5:00 p.m.
impaired)

For More Information

You can learn more about the fund in the following documents:

Statement of Additional Information (SAI)

Contains more information about the fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the SAI, please contact your investment representative or call us at the number below.


Franklin(R)Templeton(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklin-templeton.com




You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.


Investment Company Act file #811-6243






PROSPECTUS

FRANKLIN LARGE CAP GROWTH FUND


ADVISOR CLASS

INVESTMENT STRATEGY    GROWTH

JUNE 7, 1999














[Insert Franklin Templeton Ben Head]

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Contents

The Fund

[Begin callout]
Information about the fund you should know before investing
[End callout]

[insert page #] Goal and Strategies

[insert page #] Main Risks

[insert page #] Performance

[insert page #] Fees and Expenses

[insert page #] Management

[insert page #] Distributions and Taxes

[insert page #] Financial Highlights

Your Account

[Begin callout]
Information about qualified investors, account transactions and services [End callout]

[insert page #] Qualified Investors

[insert page #] Buying Shares

[insert page #] Investor Services

[insert page #] Selling Shares

[insert page #] Account Policies

[insert page #] Questions

For More Information

[Begin callout]
Where to learn more about the fund
[End callout]

Back Cover

The Fund

[Insert graphic of bullseye and arrows] Goal and Strategies

Goal The fund's principal investment goal is long-term capital appreciation.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 80% of its total assets in equity securities of large cap growth companies located in the U.S.

For purposes of the fund's investments, large cap growth companies include well-established companies with market capitalization of $10 billion or more with a record of revenue growth and profitability exceeding the economy as a whole. These companies generally dominate their respective markets and have a reputation for quality management, as well as superior products and services.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks, convertible securities and warrants.

[Begin callout]
The fund invests primarily in large cap growth companies' common stocks. [End callout]

In choosing equity investments, the fund's manager will focus on companies that have exhibited above average growth, strong financial records and large market capitalization. In addition, management expertise, industry leadership, control of market share and sustainable competitive advantage are factors the manager also considers. Although the manager will search for investments across a large number of industries, it expects to have significant positions in the finance, technology, health care and consumer staples industries.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal, because it may not invest or may invest substantially less in large cap growth companies' stocks.

[Insert graphic of chart with line going up and down] Main Risks

[Begin callout]
Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

COMPUTER TECHNOLOGY AND MEDICAL TECHNOLOGY COMPANIES The fund expects to invest a portion of its assets in securities of companies involved in or related to computer technologies and medical technologies. The computer technology and medical technology sectors have historically been volatile, and stock prices of companies operating within these industries are subject to abrupt or erratic movements. The manager tries to reduce these risks through extensive research and emphasis on more globally competitive companies as opposed to those limited to domestic or regional markets.

HEALTH CARE COMPANIES The activities of health care companies may be funded or subsidized by federal and state governments. If government subsidies are discontinued, the profitability of these companies could be adversely affected. Health care companies held by the fund will be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, the risk of a reform of the health care system through legislation.

Year 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities also will be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the fund's performance. Please see page [#] for more information.

More detailed information about the fund, its policies (including temporary investments), and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

[Insert graphic of a bull and a bear] Performance

Because the fund is new, it has no performance history.

[Insert graphic of percentage sign] Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)

                                              Advisor Class
--------------------------------------------------------------------
Maximum sales charge (load) imposed on        None
purchases
Exchange fee 1                                $5.00

Annual Fund Operating Expenses (expenses deducted from fund assets)2

                                              Advisor Class
--------------------------------------------------------------------
Management fees3                              0.50%
Distribution and service (12b-1) fees         None
Other expenses                                0.84%
                                              ----------------------
Total annual fund operating expenses3         1.34%
                                              ----------------------


1. This fee is only for market timers (see page [#]).
2. The management fees and distribution and service (12b-1) fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.
3. The manager and administrator have agreed in advance to waive their respective fees and to assume as their own expense certain expenses otherwise payable by the fund. With this reduction, management fees would be 0.26% and total annual fund operating expenses would 0.90% for the current fiscal year. The manager and administrator may end this arrangement at any time upon notice to the fund's Board of Trustees.

Example

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 Year    3 Years  5 Years  10 Years
---------------------------------------
  $136      $425      $734    $1,613

[Insert graphic of briefcase] Management

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94403, is the fund's investment manager. Together, Advisers and its affiliates manage over $217 billion in assets.

The team responsible for the fund's management is:

Suzanne Willoughby Killea CFA, Vice President of Advisers
Ms. Killea has been a manager of the fund since its inception. She joined the Franklin Templeton Group in 1991.

Edward B. Jamieson, Executive Vice President of Advisers
Mr. Jamieson has been a manager of the fund since its inception. He joined the Franklin Templeton Group in 1987.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. The fee is equal to an annual rate of:

o  0.50% of the value of net assets up to and including $500 million;
o  0.40% of the value of net assets over $500 million and not over $1 billion;
o  0.35% of the value of net assets over $1 billion and not over $1.5 billion;
o  0.30% of the value of net assets over $1.5 billion and not over $6.5 billion;
o 0.275% of the value of net assets over $6.5 billion and not over $11.5 billion;
o 0.25% of the value of net assets over $11.5 billion and not over $16.5 billion;
o  0.24% of the value of net assets over $16.5 billion and not over $19 billion;
o 0.23% of the value of net assets over $19 billion and not over $21.5 billion; and
o  0.22% of the value of net assets in excess of $21.5 billion.

Year 2000 problem The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

[Insert graphic of dollar
signs and stacks of coins] Distributions and Taxes

Income and capital gains distributions The fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of this distribution will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN(R).

Tax considerations In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

[Begin callout]
Backup Withholding
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so. [End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the fund, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the fund.

Your Account

[Insert graphic of pencil marking an "X"]Qualified Investors

The following investors may qualify to buy Advisor Class  shares of the fund.

o Qualified registered investment advisors or certified financial planners with clients invested in any series of Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has an agreement with Franklin Templeton Distributors, Inc. (Distributors). Minimum investments: $1,000 initial and $50 additional.

o Broker-dealers, registered investment advisors or certified financial planners who have an agreement with Distributors for clients participating in comprehensive fee programs. Minimum investments: $250,000 initial ($100,000 initial for an individual client) and $50 additional.

o Officers, trustees, directors and full-time employees of Franklin Templeton and their immediate family members. Minimum investments: $100 initial ($50 for accounts with an automatic investment plan) and $50 additional.

o Each series of the Franklin Templeton Fund Allocator Series. Minimum investments: $1,000 initial and $1,000 additional.

 [Begin callout]
The Franklin Templeton Funds include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.
[End callout]

o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum investments: $1 million initial investment in Advisor Class or Class Z shares of any of the Franklin Templeton Funds and $50 additional.

o Accounts managed by the Franklin Templeton Group. Minimum investments: No initial minimum and $50 additional.

o The Franklin Templeton Profit Sharing 401(k) Plan. Minimum investments: No initial or additional minimums.

o Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under section 401 of the Internal Revenue Code, including salary reduction plans qualified under section 401(k) of the Internal Revenue Code, and that are sponsored by an employer (i) with at least 10,000 employees, or (ii) with retirement plan assets of $100 million or more. Minimum investments: No initial or additional minimums.

o Trust companies and bank trust departments initially investing in the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. Minimum investments: No initial or additional minimums.

o Individual investors. Minimum investments: $5 million initial and $50 additional. You may combine all of your shares in the Franklin Templeton Funds for purposes of determining whether you meet the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any of the Franklin Templeton Funds.

o Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of an established group of 11 or more investors. Minimum investments: $5 million initial and $50 additional. For minimum investment purposes, the group's investments are added together. The group may combine all of its shares in the Franklin Templeton Funds for purposes of determining whether it meets the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any of the Franklin Templeton Funds. There are certain other requirements and the group must have a purpose other than buying fund shares without a sales charge.

Please note that Advisor Class shares of the fund are no longer available to retirement plans through Franklin Templeton's ValuSelect(R) program. Retirement plans in the ValuSelect program before January 1, 1998, however, may continue to invest in the fund's Advisor Class shares.

[Insert graphic of a paper with lines
and someone writing] Buying Shares

Account application If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).

Buying shares
---------------------------------------------------------------------
                 Opening an account        Adding to an account
---------------------------------------------------------------------
[Insert graphic
of hands
shaking]         Contact your investment   Contact your investment
                 representative            representative
Through your
investment
representative
---------------------------------------------------------------------
                 Make your check payable   Make your check payable
[Insert graphic  to Franklin Large Cap     to Franklin Large Cap
of envelope]     Growth Fund.              Growth Fund. Include
                                           your account number on
By Mail          Mail the check and your   the check.
                 signed application to
                 Investor Services.        Fill out the deposit
                                           slip from your account
                                           statement. If you do not
                                           have a slip, include a
                                           note with your name, the
                                           fund name, and your
                                           account number.

                                           Mail the check and
                                           deposit slip or note to
                                           Investor Services.
---------------------------------------------------------------------
[Insert graphic  Call  to receive a wire   Call to receive a wire
of three         control number and wire   control number and wire
lightning bolts] instructions.             instructions.

                 Wire the funds and mail   To make a same day wire
                 your signed application   investment, please call
By Wire          to Investor Services.     us by 1:00 p.m. pacific
                 Please include the wire   time and make sure your
1-800/632-2301   control number or your    wire arrives by 3:00
(or              new account number on     p.m.
1-650/312-2000   the application.
collect)
                 To make a same day wire
                 investment, please call
                 us by 1:00 p.m. pacific
                 time and make sure your
                 wire arrives by 3:00
                 p.m.

---------------------------------------------------------------------
[Insert graphic  Call Shareholder          Call Shareholder
of two arrows    Services at the number    Services at the number
pointing in      below, or send signed     below, or send signed
opposite         written instructions.     written instructions.
directions]      (Please see page [#] for  (Please see page [#]
                 information on            for  information on
By Exchange      exchanges.)               exchanges.)

---------------------------------------------------------------------

Franklin Templeton Investor Services 777 Mariners Island Blvd., P.O. Box 7777,
                           San Mateo, CA 94403-7777
                        Call toll-free: 1-800/632-2301
          (Monday through Friday 5:30 a.m. to 5:00 p.m., pacific time
                Saturday 6:30 a.m. to 2:30 p.m., pacific time)

[Insert graphic of person with a headset] Investor Services

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the fund in an existing account in the same share class of the fund or in Advisor Class or Class A shares of another Franklin Templeton Fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton Fund, you must qualify to buy that fund's Advisor Class shares. For distributions reinvested in Class A shares of another Franklin Templeton Fund, initial sales charges and contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Trust Company retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

RETIREMENT PLANS Franklin Templeton offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

[Begin callout]
An exchange is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund or Templeton Growth Fund, you also may exchange your shares for Class A shares of those funds (without any sales charge)* or for shares of Templeton Institutional Funds, Inc.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page [#]).

*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class , you may exchange your Class A shares for Advisor Class shares if you otherwise qualify to buy the fund's Advisor Class shares.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] Selling Shares

You can sell your shares at any time.

SELLING SHARES IN WRITING Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A signature guarantee helps protect your account against fraud.
You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o     you are selling more than $100,000 worth of shares
o     you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Trust Company retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.

Selling shares
----------------------------------------------------------
                 To sell some or all of your shares
----------------------------------------------------------
[Insert graphic
of hands
shaking]         Contact your investment representative

Through your
investment
representative
----------------------------------------------------------
[Insert          Send written instructions and endorsed
graphic  of      share certificates (if you hold share
envelope]        certificates) to Investor Services.
                 Corporate, partnership or trust
By Mail          accounts may need to send additional
                 documents.

                 Specify the fund, the account number
                 and the dollar value or number of
                 shares you wish to sell. Be sure to
                 include all necessary signatures and
                 any additional documents, as well as
                 signature guarantees if required.

                 A check will be mailed to the name(s)
                 and address on the account, or
                 otherwise according to your written
                 instructions.
----------------------------------------------------------
[Insert graphic  As long as your transaction is for
of phone]        $100,000 or less, you do not hold share
                 certificates and you have not changed
By Phone         your address by phone within the last
                 15 days, you can sell your shares by
1-800/632-2301   phone.

                 A check will be mailed to the name(s)
                 and address on the account. Written
                 instructions, with a signature
                 guarantee, are required to send the
                 check to another address or to make it
                 payable to another person.
----------------------------------------------------------
[Insert          You can call or write to have
graphic  of      redemption proceeds of $1,000 or more
three lightning  wired to a bank or escrow account. See
bolts]           the policies above for selling shares
                 by mail or phone.

                 Before requesting a bank wire, please
                 make sure we have your bank account
By Wire          information on file. If we do not have
                 this information, you will need to send
                 written instructions with your bank's
                 name and address, your bank account
                 number, the ABA routing number, and a
                 signature guarantee.

                 Requests received in proper form by
                 1:00 p.m. pacific time will be wired
                 the next business day.
----------------------------------------------------------

[Insert graphic  Obtain a current prospectus for the
of two arrows    fund you are considering.
pointing in
opposite         Call Shareholder Services at the number
directions]      below, or send signed written
                 instructions. See the policies above
By Exchange      for selling shares by mail or phone.

                 If you hold share certificates, you
                 will need to return them to the fund
                 before your exchange can be processed.
----------------------------------------------------------

Franklin Templeton Investor Services 777 Mariners Island Blvd., P.O. Box 7777,
                           San Mateo, CA 94403-7777
                        Call toll-free: 1-800/632-2301
          (Monday through Friday 5:30 a.m. to 5:00 p.m., pacific time
                Saturday 6:30 a.m. to 2:30 p.m., pacific time)

[Insert graphic of paper and pen] Account Policies

CALCULATING SHARE PRICE  The fund calculates the net asset value per share
(NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The NAV for Advisor Class is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS AND REPORTS You will receive confirmations and account statements that show your account transactions. You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive confirmations, account statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The fund may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

o The fund may refuse any order to buy shares, including any purchase under the exchange privilege.
o At any time, the fund may change its investment minimums or waive or lower its minimums for certain purchases.
o The fund may modify or discontinue the exchange privilege on 60 days' notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check or wire would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

DEALER COMPENSATION Qualifying dealers who sell Advisor Class shares may receive up to 0.25% of the amount invested. This amount is paid by Franklin Templeton Distributors, Inc. from its own resources.

[Insert graphic of question mark] Questions

If you have any questions about the fund or your account, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                        Hours (pacific time, Monday
Department Name       Telephone Number  through Friday)
----------------------------------------------------------------------
Shareholder Services  1-800/632-2301    5:30 a.m. to 5:00 p.m.
                                        6:30 a.m. to 2:30 p.m. (Saturday)
Fund Information      1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                      (1-800/342-5236)  6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan
Services              1-800/527-2020    5:30 a.m. to 5:00 p.m.
Dealer Services       1-800/524-4040    5:30 a.m. to 5:00 p.m.
Institutional         1-800/321-8563    6:00 a.m. to 5:00 p.m.
Services
TDD (hearing          1-800/851-0637    5:30 a.m. to 5:00 p.m.
impaired)

FOR MORE INFORMATION

You can learn more about the fund in the following documents:


Statement of Additional Information (SAI)

Contains more information about the fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the SAI, please contact your investment representative or call us at the number below.


Franklin(R)Templeton(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklin-templeton.com




You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.


Investment Company Act file #811-6243






FRANKLIN LARGE CAP GROWTH FUND

Franklin Strategic Series


Class A, B & C

STATEMENT OF ADDITIONAL INFORMATION
June 7, 1999

777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777 1-800/DIAL BEN(R)

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectus. The fund's prospectus, dated June 7, 1999, which we may amend from time to time, contains the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectus.

For a free copy of the current prospectus, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

Contents

Goal and Strategies
Risks
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Buying and Selling Shares
Pricing Shares
The Underwriter
Performance
Miscellaneous Information


-------------------------------------------------------------------------------
Mutual funds, annuities, and other investment products:

o are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

o are not deposits or obligations of, or guaranteed or endorsed by, any bank;

o  are subject to investment risks, including the possible loss of principal.
-------------------------------------------------------------------------------


Goal and Strategies
-------------------------------------------------------------------------------

The fund's principal investment goal is long-term capital appreciation. This goal is fundamental, which means it may not be changed without shareholder approval.

The fund may also seek current income incidental to long-term capital appreciation, although this is not a fundamental policy of the fund.

Under normal market conditions, the fund will invest at least 80%, and intends to invest up to 100%, of its total assets in a diversified portfolio of equity securities of large cap growth companies.

Below is more detailed information about some of the various types of securities the fund may buy and the fund's investment policies.

Equity Securities The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

Convertible Securities Although the fund may invest in convertible securities without limit, it currently intends to limit these investments to no more than 5% of its net assets.

A convertible security generally is a preferred stock or debt security that pays dividends or interest and may be converted into common stock. A convertible security may also be subject to redemption by the issuer but only after a specified date and under circumstances established at the time the security is issued. Convertible securities provide a fixed-income stream and the opportunity, through their conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. The fund intends to invest in liquid convertible securities, but there can be no assurance that they will always be able to do so.

As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

While the fund uses the same criteria to rate convertible debt securities that it uses to rate more conventional debt securities, a convertible preferred stock is treated like a preferred stock for the fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

Foreign Securities and Depositary Receipts Although the fund may invest in foreign securities, it intends to limit such investments to 10% of its total assets.

The fund may buy foreign securities traded in the U.S. or directly in foreign markets. The fund may buy American, European, and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").

Repurchase Agreements The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price and date. Under a repurchase agreement, a fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceed the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon a fund's ability to dispose of the underlying securities. The fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the fund's Board, i.e., banks or broker-dealers that have been determined by the manager to present no serious risk of becoming involved in bankruptcy proceedings within the timeframe contemplated by the repurchase transaction.

Loans of Portfolio Securities To generate additional income, the fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed one third of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan the borrower must maintain with the fund's custodian collateral (consisting of any combination of cash, U.S. government securities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.

Options, Futures, and Options on Futures

A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered "derivative securities."

The fund may buy and sell options on securities and securities indices. The fund may only buy options if the premiums it paid for such options total 5% or less of its total assets. The fund may also buy and sell securities index futures and options on securities index futures. The fund will not buy futures if the amount of its initial deposits and premiums paid for its open contracts is more than 5% of its total assets (taken at current value).

The fund may buy and sell futures contracts for securities. The fund may invest in futures contracts only to hedge against changes in the value of its securities or those it intends to buy. The fund will not enter into a futures contract if the amounts paid for its open contracts, including required initial deposits, would exceed 5% of its net assets.

Options The fund may buy or write (sell) put and call options on securities listed on a national securities exchange and in the over-the-counter ("OTC") market. All options written by the fund will be covered. The fund may also buy or write put and call options on securities indices and stock indices. Options written by the fund will be for portfolio hedging purposes only.

A call option written by a fund is covered if the fund (a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is held in cash or high-grade debt securities in a segregated account with the fund's custodian bank.

A put option written by a fund is covered if the fund maintains cash or high-grade debt securities with a value equal to the exercise price of the written put in a segregated account with its custodian bank. A put is also covered if the fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by a fund.

Effecting a closing transaction in the case of a written call option allows a fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows a fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other fund investments. If a fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

A fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, a fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a fund may elect to close the position or take delivery of the security at the exercise price. The fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

A fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

A fund may buy put options on securities to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows a fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the fund continues to receive interest or dividend income on the security. A fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the fund owns or has the right to acquire.

A fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

Call and put options on stock indices are similar to options on securities except, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of a put) the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian bank containing cash or high quality fixed-income securities in an amount at least equal to the market value of the underlying stock index. The fund will maintain the account while the option is open or will otherwise cover the transaction.

Financial Futures The fund may enter into contracts for the purchase or sale of futures contracts based upon financial indices ("financial futures"). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver such cash value called for by the contract on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to take delivery of the cash value called for by the contract at a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. Futures contracts have been designed by exchanges designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

The fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy and, to the extent consistent therewith, to accommodate cash flows. A fund will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one-third of its total assets would be represented by futures contracts or related options. In addition, a fund may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of initial deposits on its existing financial futures and premiums paid on options on financial futures contracts would exceed 5% of its total assets (taken at current value). To the extent a fund enters into a futures contract or related call option, it will maintain with its custodian bank, to the extent required by the rules of the Securities and Exchange Commission, assets in a segregated account to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

Stock Index Futures The fund may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When the fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

Options on Stock Index Futures The fund may buy and sell call and put options on stock index futures to hedge against risks of marketside price movements. The need to hedge against these risks will depend on the extent of diversification of a fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

Futures Contracts for Securities The fund may buy and sell futures contracts for securities and currencies. The fund may also enter into closing purchase and sale transactions with respect to these futures contracts. The fund will engage in futures transactions only for bona fide hedging or other appropriate risk management purposes. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

When securities prices are falling, the fund may offset a decline in the value of its current portfolio securities through the sale of futures contracts. When prices are rising, the fund can attempt to secure better prices than might be available when it intends to buy securities through the purchase of futures contracts. Similarly, the fund can sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities denominated in that currency. The fund can buy futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the fund has purchased or expects to buy.

Positions taken in the futures markets are not normally held to maturity, but are liquidated through offsetting transactions that may result in a profit or a loss. While the fund's futures contracts on securities and currencies will usually be liquidated in this manner, the fund may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

To the extent the fund enters into a futures contract, it will deposit in a segregated account with its custodian bank cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the "initial margin"), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. Should the value of the futures contract decline relative to the fund's position, the fund will be required to pay the futures commission merchant an amount equal to the change in value.

Futures Contracts - General Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a fund will incur brokerage fees when it buys or sells financial futures contracts.

Future Developments The fund may take advantage of opportunities in the area of options, futures, and options on futures and any other derivative investments that are not presently contemplated for use by the fund or that are not currently available but which may be developed, to the extent such opportunities are consistent with the fund's investment goal and legally permissible for the fund.

Securities Industry Related Investments To the extent it is consistent with its investment goal and certain limitations under the Investment Company Act of 1940 (the "1940 Act"), the fund may invest its assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, a fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the fund acquiring in excess of 5% of a class of an issuer's outstanding equity securities or 10% of the outstanding principal amount of an issuer's debt securities, or investing more than 5% of the value of the fund's total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the fund's Board. The fund does not believe that these limitations will impede the attainment of its investment goal.

Illiquid Securities The fund's policy is not to invest more than 10% of its net assets in illiquid securities. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued it.

The fund does not consider securities that it acquires outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market to be illiquid assets if (a) the fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market or (b) current market quotations are readily available. The fund will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the fund has reason to believe that it could not resell the securities in a public trading market.

The fund's Board has authorized the fund to invest in restricted securities. To the extent the manager determines there is a liquid institutional or other market for these securities, the fund considers them to be liquid securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The fund's Board will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the fund's Board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers;
(iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may increase if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

Temporary Investments When the manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest the fund's portfolio in a temporary defensive manner. Under such circumstances, the fund may invest up to 100% of its assets in short-term debt instruments. The fund may also invest its cash, including cash resulting from purchases and sales of fund shares, temporarily in short-term debt instruments. Short-term debt instruments include high-grade commercial paper, repurchase agreements, and other money market equivalents.

The fund may occasionally hold cash or invest in high quality money market instruments of U.S. and foreign issuers, pending investment of proceeds from new sales of its shares or for cash management or temporary defensive purposes. These securities include government securities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements secured by any of these instruments. These securities will be rated "A1" or "A2" by S&P or "P1" or "P2" by Moody's Investor Services, or unrated but of comparable quality.

Investment Restrictions The fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The fund may not:

1. Borrow money, except that the fund may borrow money from banks or for temporary or emergency purposes and then in an amount not exceeding 15% of the value of the fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment goal and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

4. Purchase or sell real estate and commodities, except that the fund may buy or sell securities of real estate investment trusts and may enter into financial futures contracts, options thereon, and forward contracts.

5. Issue securities senior to the fund's presently authorized shares of beneficial interest. Except that this restriction shall not be deemed to prohibit the fund from (a) making any permitted borrowings, mortgages or pledges, (b) entering into options, futures contracts, forward contracts or repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

7. Buy the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities) if immediately after such investment (a) more than 5% of the value of the fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the fund, except that up to 25% of the value of such fund's total assets may be invested without regard to such 5% and 10% limitations.

If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

Risks
-------------------------------------------------------------------------------

Convertible Securities An investment in an enhanced convertible security or any other security may involve additional risks. A fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the fund's ability to dispose of particular securities, when necessary, to meet its liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. The fund, however, intends to acquire liquid securities, though there can be no assurances that it will be able to do so.

Foreign Securities The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the funds. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The fund's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent the fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

The fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. Some countries in which the fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

Derivative Securities The fund's transactions in options, futures, and options on futures involve certain risks. These risks include, among others, the risk that the effectiveness of a transaction depends on the degree that price movements in the underlying securities, index, or currency correlate with price movements in the relevant portion of the fund's portfolio. The fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause a fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by a fund of margin deposits in the even of bankruptcy of a broker with whom the fund has an open position.

Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on a fund's ability to effectively hedge its securities. Furthermore, if a fund is unable to close out a position and if prices move adversely, the fund will have to continue to make daily cash payments to maintain its required margin. If a fund does not have sufficient cash to do this, if may have to sell portfolio securities at a disadvantageous time. The fund will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.

Similarly, there can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, a fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When a fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote it.

Officers and Trustees
------------------------------------------------------------------------
The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of the fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations. The board also monitors the fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the trust, and principal occupations during the past five years are shown below.

                              Position(s)          Principal
                              Held with          Occupation(s)
Name, Age and Address         the Trust    During the Past Five Years
------------------------------------------------------------------------
Frank H. Abbott, III (77)     Trustee    President and Director,
1045 Sansome Street                      Abbott Corporation (an
San Francisco, CA  94111                 investment company); director
                                         or trustee, as the case may
                                         be, of 27 of the investment
                                         companies in the Franklin
                                         Templeton Group of Funds; and
                                         formerly, Director,
                                         MotherLode Gold Mines
                                         Consolidated (gold mining)
                                         and Vacu-Dry Co. (food
                                         processing).

------------------------------------------------------------------------
Harris J. Ashton (66)         Trustee    Director, RBC Holdings, Inc.
191 Clapboard Ridge Road                 (bank holding company) and
Greenwich, CT  06830                     Bar-S Foods (meat packing
                                         company); director or
                                         trustee, as the case may be,
                                         of 49 of the investment
                                         companies in the Franklin
                                         Templeton Group of Funds; and
                                         formerly, President, Chief
                                         Executive Officer and
                                         Chairman of the Board,
                                         General Host Corporation
                                         (nursery and craft centers).

-----------------------------------------------------------------------
*Harmon E. Burns (54)         Vice       Executive Vice President and
 777 Mariners Island  Blvd.   President  Director, Franklin Resources,
 San Mateo, CA  94404         and        Inc., Franklin Templeton
                              Trustee    Distributors, Inc. and
                                         Franklin Templeton Services,
                                         Inc.; Executive Vice
                                         President, Franklin Advisers,
                                         Inc.; Director, Franklin
                                         Investment Advisory Services,
                                         Inc. and Franklin/Templeton
                                         Investor Services, Inc.; and
                                         officer and/or director or
                                         trustee, as the case may be,
                                         of most of the other
                                         subsidiaries of Franklin
                                         Resources, Inc. and of 53 of
                                         the investment companies in
                                         the Franklin Templeton Group
                                         of Funds.

------------------------------------------------------------------------
S. Joseph Fortunato (66)      Trustee    Member of the law firm of
Park Avenue at Morris County             Pitney, Hardin, Kipp & Szuch;
P.O. Box 1945                            director or trustee, as the
Morristown, NJ  07962-1945               case may be, of 51 of the
                                         investment companies in the
                                         Franklin Templeton Group of
                                         Funds.

------------------------------------------------------------------------
Edith E. Holiday (47)         Trustee    Director, Amerada Hess
3239 38th Street, N.W.                   Corporation (exploration and
Washington, DC  20016                    refining of natural gas)
                                         (1993-present), Hercules
                                         Incorporated (chemicals,
                                         fibers and resins)
                                         (1993-present), Beverly
                                         Enterprises, Inc. (health
                                         care) (1995-present) and H.J.
                                         Heinz Company (processed
                                         foods and allied products)
                                         (1994-present); director or
                                         trustee, as the case may be,
                                         of 25 of the investment
                                         companies in the Franklin
                                         Templeton Group of Funds; and
                                         formerly, Chairman
                                         (1995-1997) and Trustee
                                         (1993-1997), National Child
                                         Research Center, Assistant to
                                         the President of the United
                                         States and Secretary of the
                                         Cabinet (1990-1993), General
                                         Counsel to the United States
                                         Treasury Department
                                         (1989-1990), and Counselor to
                                         the Secretary and Assistant
                                         Secretary for Public Affairs
                                         and Public Liaison-United
                                         States Treasury Department
                                         (1988-1989).

------------------------------------------------------------------------
*Charles B. Johnson (66)      Chairman   President, Chief Executive
 777 Mariners Island Blvd.    of the     Officer and Director,
 San Mateo, CA  94404         Board and  Franklin Resources, Inc.;
                              Trustee    Chairman of the Board and
                                         Director, Franklin Advisers,
                                         Inc., Franklin Advisory
                                         Services, Inc., Franklin
                                         Investment Advisory Services,
                                         Inc. and Franklin Templeton
                                         Distributors, Inc.; Director,
                                         Franklin/Templeton Investor
                                         Services, Inc. and Franklin
                                         Templeton Services, Inc.;
                                         officer and/or director or
                                         trustee, as the case may be,
                                         of most of the other
                                         subsidiaries of Franklin
                                         Resources, Inc. and of 50 of
                                         the investment companies in
                                         the Franklin Templeton Group
                                         of Funds.

------------------------------------------------------------------------
*Rupert H. Johnson, Jr. (58)  President  Executive Vice President and
 777 Mariners Island Blvd.    and        Director, Franklin Resources,
 San Mateo, CA  94404         Trustee    Inc. and Franklin Templeton
                                         Distributors, Inc.; President
                                         and Director, Franklin
                                         Advisers, Inc. and Franklin
                                         Investment Advisory Services,
                                         Inc.; Senior Vice President
                                         and Director, Franklin
                                         Advisory Services, Inc.;
                                         Director, Franklin/Templeton
                                         Investor Services, Inc.; and
                                         officer and/or director or
                                         trustee, as the case may be,
                                         of most of the other
                                         subsidiaries of Franklin
                                         Resources, Inc. and of 53 of
                                         the investment companies in
                                         the Franklin Templeton Group
                                         of Funds.

------------------------------------------------------------------------
Frank W. T. LaHaye (69)       Trustee    General Partner, Miller &
20833 Stevens Creek Blvd.                LaHaye, which is the General
Suite 102                                Partner of Peregrine Ventures
Cupertino, CA  95014                     II (venture capital firm);
                                         Director, Quarterdeck
                                         Corporation (software firm);
                                         director or trustee, as the
                                         case may be, of 27 of the
                                         investment companies in the
                                         Franklin Templeton Group of
                                         Funds; and formerly,
                                         Director, Fischer Imaging
                                         Corporation (medical imaging
                                         systems) and Digital
                                         Transmission Systems, Inc.
                                         (wireless communications),
                                         and General Partner,
                                         Peregrine Associates, which
                                         was the General Partner of
                                         Peregrine Ventures (venture
                                         capital firm).

------------------------------------------------------------------------
Gordon S. Macklin (70)        Trustee    Director, Fund American
8212 Burning Tree Road                   Enterprises Holdings, Inc.
Bethesda, MD  20817                      (holding company), Martek
                                         Biosciences Corporation, MCI
                                         WorldCom (information
                                         services), MedImmune, Inc.
                                         (biotechnology), Spacehab,
                                         Inc. (aerospace services) and
                                         Real 3D (software); director
                                         or trustee, as the case may
                                         be, of 49 of the investment
                                         companies in the Franklin
                                         Templeton Group of Funds; and
                                         formerly, Chairman, White
                                         River Corporation (financial
                                         services) and Hambrecht and
                                         Quist Group (investment
                                         banking), and President,
                                         National Association of
                                         Securities Dealers, Inc.

------------------------------------------------------------------------
Martin L. Flanagan (38)       Vice       Senior Vice President and
777 Mariners Island Blvd.     President  Chief Financial Officer,
San Mateo, CA  94404          and Chief  Franklin Resources, Inc.,
                              Financial  Franklin/Templeton Investor
                              Officer    Services, Inc. and Franklin
                                         Mutual Advisers, Inc.;
                                         Executive Vice President and
                                         Director, Templeton
                                         Worldwide, Inc.; Executive
                                         Vice President, Chief
                                         Operating Officer and
                                         Director, Templeton
                                         Investment Counsel, Inc.;
                                         Executive Vice President and
                                         Chief Financial Officer,
                                         Franklin Advisers, Inc.;
                                         Chief Financial Officer,
                                         Franklin Advisory Services,
                                         Inc. and Franklin Investment
                                         Advisory Services, Inc.;
                                         President and Director,
                                         Franklin Templeton Services,
                                         Inc.; officer and/or director
                                         of some of the other
                                         subsidiaries of Franklin
                                         Resources, Inc.; and officer
                                         and/or director or trustee,
                                         as the case may be, of 53 of
                                         the investment companies in
                                         the Franklin Templeton Group
                                         of Funds.

------------------------------------------------------------------------
Deborah R. Gatzek (50)        Vice       Senior Vice President and
777 Mariners Island Blvd.     President  General Counsel, Franklin
San Mateo, CA  94404          and        Resources, Inc.; Senior Vice
                              Secretary  President, Franklin Templeton
                                         Services, Inc. and Franklin
                                         Templeton Distributors, Inc.;
                                         Executive Vice President,
                                         Franklin Advisers, Inc.; Vice
                                         President, Franklin Advisory
                                         Services, Inc. and Franklin
                                         Mutual Advisers, Inc.; Vice
                                         President, Chief Legal
                                         Officer and Chief Operating
                                         Officer, Franklin Investment
                                         Advisory Services, Inc.; and
                                         officer of 54 of the
                                         investment companies in the
                                         Franklin Templeton Group of
                                         Funds.

------------------------------------------------------------------------
Charles E. Johnson (42)       Vice       Senior Vice President and
500 East Broward Blvd.        President  Director, Franklin Resources,
Fort Lauderdale, FL                      Inc.; Senior Vice President,
33394-3091                               Franklin Templeton
                                         Distributors, Inc.; President
                                         and Director, Templeton
                                         Worldwide, Inc.; Chairman and
                                         Director, Templeton
                                         Investment Counsel, Inc.;
                                         Vice President, Franklin
                                         Advisers, Inc.; officer
                                         and/or director of some of
                                         the other subsidiaries of
                                         Franklin Resources, Inc.; and
                                         officer and/or director or
                                         trustee, as the case may be,
                                         of 34 of the investment
                                         companies in the Franklin
                                         Templeton Group of Funds.

------------------------------------------------------------------------
Diomedes Loo-Tam (60)         Treasurer  Senior Vice President,
777 Mariners Island Blvd.     and        Franklin Templeton Services,
San Mateo, CA  94404          Principal  Inc.; and officer of 32 of
                              Accounting the investment companies in
                              Officer    the Franklin Templeton Group
                                         of Funds.

------------------------------------------------------------------------
Edward V. McVey (61)          Vice       Senior Vice President and
777 Mariners Island Blvd.     President  National Sales Manager,
San Mateo, CA  94404                     Franklin Templeton
                                         Distributors, Inc.; and
                                         officer of 28 of the
                                         investment companies in the
                                         Franklin Templeton Group of
                                         Funds.

------------------------------------------------------------------------

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The trust pays noninterested board members $1,575 per month plus $1,050 per meeting attended. Board members who serve on the audit committee of the trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to noninterested board members by the trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the trust and by the Franklin Templeton Group of Funds.

                                                     Number of Boards
                                      Total Fees      in the Franklin
                       Total Fees    Received from    Templeton Group
                        Received     the Franklin       of Funds on
                        from the    Templeton Group     which Each
         Name            Trust1        of Funds2          Serves3
-----------------------------------------------------------------------
Frank H. Abbott, III       $5,400      $159,051             27
Harris J. Ashton            5,100       361,157             49
S. Joseph Fortunato         5,100       367,835             51
Edith Holiday 4             1,200       211,400             25
Frank W.T. LaHaye           5,400       163,753             27
Gordon S. Macklin           5,100       361,157             49

1. For the fiscal year ended April 30, 1998, during the period from April 1997 through May 31, 1998, fees at the rate of $300 for each of the Trust's eight meetings, plus $300 per meeting attended were in effect.
2. For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 163 U.S. based funds or series.
4.  Appointed January 15, 1998.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

Management and Other Services
-------------------------------------------------------------------------------

Manager and services provided The fund's manager is Franklin Advisers, Inc. (Advisers). The manager is wholly owned by Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the fund to buy, hold or sell. The manager also selects the brokers who execute the fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the fund's code of ethics.

Under the fund's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

Management fees  The fund pays the manager a fee equal to an annual rate of:

o     0.50% of the value of net assets up to and including $500 million;
o 0.40% of the value of net assets over $500 million and not over $1 billion;
o 0.35% of the value of net assets over $1 billion and not over $1.5 billion;
o 0.30% of the value of net assets over $1.5 billion and not over $6.5 billion;
o 0.275% of the value of net assets over $6.5 billion and not over $11.5 billion;
o 0.25% of the value of net assets over $11.5 billion and not over $16.5 billion;
o 0.24% of the value of net assets over $16.5 billion and not over $19 billion;
o 0.23% of the value of net assets over $19 billion and not over $21.5 billion; and
o     0.22% of the value of net assets in excess of $21.5 billion.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of the fund's shares pays its proportionate share of the fee.

Administrator and services provided Franklin Templeton Services, Inc. (FT Services) has an agreement with the fund to provide certain administrative services and facilities for the fund. FT Services is wholly owned by Resources and is an affiliate of the fund's manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

Administration fees The fund pays FT Services a monthly fee equal to an annual rate of 0.20% of the fund's average daily net assets.

Shareholder servicing and transfer agent Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. The fund also may reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

Custodian Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the fund's securities and other assets.

Auditor PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the fund's independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

Portfolio Transactions
-------------------------------------------------------------------------------

The manager selects brokers and dealers to execute the fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, also may be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

Distributions and Taxes
-------------------------------------------------------------------------------

The fund calculates dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees of each class. The fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

Distributions of net investment income The fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the fund, constitutes the fund's net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net capital gains realized by the fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the fund.

Effect of foreign investments on distributions Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the fund. Similarly, foreign exchange losses realized by the fund on the sale of debt securities are generally treated as ordinary losses by the fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.


Information on the tax character of distributions The fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, the fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.

Election to be taxed as a regulated investment company The fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's earnings and profits.

Excise tax distribution requirements To avoid federal excise taxes, the Internal Revenue Code requires the fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of fund shares Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If you redeem your fund shares, or exchange your fund shares for shares of a different Franklin Templeton Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Deferral of basis If you redeem some or all of your shares in the fund, and then reinvest the sales proceeds in the fund or in another Franklin Templeton Fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in the fund. In doing so, all or a portion of the sales charge that you paid for your original shares in the fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

U.S. government obligations Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations If you are a corporate shareholder, you should note that the fund anticipates that a portion of the dividends it pays will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities The fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the fund are treated as ordinary income or capital gain, accelerate the recognition of income to the fund and/or defer the fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the fund.

Organization, Voting Rights and Principal Holders
-------------------------------------------------------------------------------

The fund is a diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund.
The trust was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC.

The fund currently offers four classes of shares, Class A, Class B, and Class C and Advisor Class. The fund may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Large Cap Growth Fund -  Class A
o     Franklin Large Cap Growth Fund -  Class B
o     Franklin Large Cap Growth Fund -  Class C
o     Franklin Large Cap Growth Fund -  Advisor Class

Shares of each class represent proportionate interests in the fund's assets. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the trust for matters that affect the trust as a whole. Additional series may be offered in the future.

The trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The trust does not intend to hold annual shareholder meetings. The trust or a series of the trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

The board members may own shares in other funds in the Franklin Templeton Group of Funds.

Buying and Selling Shares
-------------------------------------------------------------------------------

The fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

Initial sales charges The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B.

The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in the Franklin Templeton Funds to take advantage of the lower sales charges for large purchases. The Franklin Templeton Funds include the U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.

Cumulative quantity discount. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds. You also may combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you also may add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

Letter of intent (LOI). You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any Class A purchases you made within 90 days before you filed your LOI also may qualify for a retroactive reduction in the sales charge. If you file your LOI with the fund before a change in the fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Franklin Templeton Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

Group purchases. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o     Was formed at least six months ago,

o     Has a purpose other than buying fund shares at a discount,

o     Has more than 10 members,

o     Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

A qualified group does not include a 403(b) plan that only allows salary deferral contributions.

Waivers for investments from certain payments. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge
(CDSC) by investors who reinvest within 365 days:

o Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in the fund's Class A shares. This waiver category also applies to Class B and C shares.

o    Dividend or capital gain  distributions from a real estate investment trust
     (REIT) sponsored or advised by Franklin Properties, Inc.

o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

     If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

o Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

     If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of fund shares and the CDSC holding period will begin again. We will, however, credit your fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

     If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

o Distributions from an existing retirement plan invested in the Franklin Templeton Funds

Waivers for certain investors. Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

o Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

o Any state or local government or any instrumentality, department, authority or agency thereof that has determined the fund is a legally permissible investment and that can only buy fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in the fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

o Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

o Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

o Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

o Any investor who is currently a Class Z shareholder of Franklin Mutual Series Fund Inc. (Mutual Series), or who is a former Mutual Series Class Z shareholder who had an account in any Mutual Series fund on October 31, 1996, or who sold his or her shares of Mutual Series Class Z within the past 365 days

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

o    Accounts managed by the Franklin Templeton Group

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

o    Group annuity separate accounts offered to retirement plans

o Chilean retirement plans that meet the requirements described under "Retirement plans" below

Retirement plans. Retirement plans sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or
(iii) that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class A shares without an initial sales charge. Retirement plans that are not qualified retirement plans (employer sponsored pension or profit-sharing plans that qualify under section 401 of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans), SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue Code) must also meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the fund, to add together certain small qualified retirement plan accounts for the purpose of meeting these requirements.

For retirement plan accounts opened on or after May 1, 1997, a CDSC may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds.

Sales in Taiwan. Under agreements with certain banks in Taiwan, Republic of China, the fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

The fund's Class A shares may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class A shares may be offered with the following schedule of sales charges:

Size of Purchase - U.S. Dollars          Sales Charge (%)
------------------------------------------------------------
Under $30,000                            3.0
$30,000 but less than $50,000            2.5
$50,000 but less than $100,000           2.0
$100,000 but less than $200,000          1.5
$200,000 but less than $400,000          1.0
$400,000 or more                         0

Dealer compensation Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the fund's prospectus.

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Contingent deferred sales charge (CDSC) If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 12 months of purchase. For Class C shares, a CDSC may apply if you sell your shares within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class A shares without an initial sales charge also may be subject to a CDSC if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

if you sell your Class B
shares within this many years   this % is deducted
after buying them               from your proceeds
                                as a CDSC
------------------------------------------------------
1 Year                          4
2 Years                         4
3 Years                         3
4 Years                         3
5 Years                         2
6 Years                         1
7 Years                         0

CDSC waivers.  The CDSC for any share class generally will be waived for:

o    Account fees

o Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the securities dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the securities dealer of record has entered into a supplemental agreement with Distributors

o Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if Distributors did not make any payment to the securities dealer of record in connection with the purchase

o Redemptions by the fund when an account falls below the minimum required account size

o    Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

o Redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class
     B)

o Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o    Returns  of  excess  contributions  (and  earnings,   if  applicable)  from
     retirement plan accounts

o    Participant   initiated   distributions  from  employee  benefit  plans  or
     participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

Exchange privilege If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their fund shares under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the fund's investment goal exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

Systematic withdrawal plan Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

Redemptions in kind The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. The fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Share certificates We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

General information If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Franklin Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

Pricing Shares
-------------------------------------------------------------------------------

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV minus any applicable CDSC.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.

The fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

The Underwriter
-------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the fund's shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to reimbursement under the Rule 12b-1 plans, as discussed below.

Distribution and service (12b-1) fees Each class has a separate distribution or "Rule 12b-1" plan. Under each plan, the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

The Class A Plan. Payments by the fund under the Class A plan may not exceed 0.35% per year of Class A's average daily net assets, payable quarterly. Of this amount, the fund may reimburse up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for distribution expenses. All distribution expenses over this amount will be borne by those who have incurred them.

The Class B and C Plans. Under the Class B and C plans, the fund pays Distributors up to 0.75% per year of the class's average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund also may pay a servicing fee of up to 0.25% per year of the class's average daily net assets, payable quarterly. This fee may be used to pay securities dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The expenses relating to each of the Class B and C plans are also used to pay Distributors for advancing the commission costs to securities dealers with respect to the initial sale of Class B and C shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to securities dealers.

The Class A, B and C Plans. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the fund, the manager or Distributors or other parties on behalf of the fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the fund, and alternate means for continuing the servicing would be sought.
In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the board, including a majority vote of the board members who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such board members be done by the noninterested members of the fund's board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of the class. Distributors or any dealer or other firm also may terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the noninterested board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the plans should be continued.

Performance
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Because the fund is new, it has no performance history and thus no performance quotations have been provided. The following is an explanation of the standardized methods of computing performance mandated by the SEC and other methods used by the fund to compute or express performance. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Average annual total return Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the fund.

These figures are calculated according to the SEC formula:

                                       n
                                 P(1+T)  = ERV

where:

P    =     a hypothetical initial payment of $1,000
T    =     average annual total return
n    =     number of years
ERV  =     ending redeemable value of a hypothetical $1,000
           payment made at the beginning of each period at the end of each period

Cumulative total return Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above.

Volatility Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Other performance quotations The fund also may quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Sales literature referring to the use of the fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Franklin Resources, Inc. is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

Comparisons To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o Lipper - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: The Wall Street Journal, and Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

Miscellaneous Information
-------------------------------------------------------------------------------

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 4 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $211 billion in assets under management for more than 7 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 114 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.






FRANKLIN LARGE CAP GROWTH FUND

Franklin Strategic Series

Advisor Class

STATEMENT OF ADDITIONAL INFORMATION
June 7, 1999

777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777 1-800/DIAL BEN(R)

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectus. The fund's prospectus, dated June 7, 1999, which we may amend from time to time, contains the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectus.

For a free copy of the current prospectus, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

Contents

Goal and Strategies
Risks
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Buying and Selling Shares
Pricing Shares
The Underwriter
Performance
Miscellaneous Information

-------------------------------------------------------------------------------
Mutual funds, annuities, and other investment products:

o are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

o are not deposits or obligations of, or guaranteed or endorsed by, any bank;

o are subject to investment risks, including the possible loss of principal.

-------------------------------------------------------------------------------


Goal and Strategies
-------------------------------------------------------------------------------

The fund's principal investment goal is long-term capital appreciation. This goal is fundamental, which means it may not be changed without shareholder approval.

The fund may also seek current income incidental to long-term capital appreciation, although this is not a fundamental policy of the fund.

Under normal market conditions, the fund will invest at least 80%, and intends to invest up to 100%, of its total assets in a diversified portfolio of equity securities of large cap growth companies.

Below is more detailed information about some of the various types of securities the fund may buy and the fund's investment policies.

Equity Securities The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

Convertible Securities Although the fund may invest in convertible securities without limit, it currently intends to limit these investments to no more than 5% of its net assets.

A convertible security generally is a preferred stock or debt security that pays dividends or interest and may be converted into common stock. A convertible security may also be subject to redemption by the issuer but only after a specified date and under circumstances established at the time the security is issued. Convertible securities provide a fixed-income stream and the opportunity, through their conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. The fund intends to invest in liquid convertible securities, but there can be no assurance that they will always be able to do so.

As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

While the fund uses the same criteria to rate convertible debt securities that it uses to rate more conventional debt securities, a convertible preferred stock is treated like a preferred stock for the fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

Foreign Securities and Depositary Receipts Although the fund may invest in foreign securities, it intends to limit such investments to 10% of its total assets.

The fund may buy foreign securities traded in the U.S. or directly in foreign markets. The fund may buy American, European, and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").

Repurchase Agreements The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price and date. Under a repurchase agreement, a fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceed the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon a fund's ability to dispose of the underlying securities. The fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the fund's Board, i.e., banks or broker-dealers that have been determined by the manager to present no serious risk of becoming involved in bankruptcy proceedings within the timeframe contemplated by the repurchase transaction.

Loans of Portfolio Securities To generate additional income, the fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed one third of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan the borrower must maintain with the fund's custodian collateral (consisting of any combination of cash, U.S. government securities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.

Options, Futures, and Options on Futures

A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered "derivative securities."

The fund may buy and sell options on securities and securities indices. The fund may only buy options if the premiums it paid for such options total 5% or less of its total assets. The fund may also buy and sell securities index futures and options on securities index futures. The fund will not buy futures if the amount of its initial deposits and premiums paid for its open contracts is more than 5% of its total assets (taken at current value).

The fund may buy and sell futures contracts for securities. The fund may invest in futures contracts only to hedge against changes in the value of its securities or those it intends to buy. The fund will not enter into a futures contract if the amounts paid for its open contracts, including required initial deposits, would exceed 5% of its net assets.

Options The fund may buy or write (sell) put and call options on securities listed on a national securities exchange and in the over-the-counter ("OTC") market. All options written by the fund will be covered. The fund may also buy or write put and call options on securities indices and stock indices. Options written by the fund will be for portfolio hedging purposes only.

A call option written by a fund is covered if the fund (a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is held in cash or high-grade debt securities in a segregated account with the fund's custodian bank.

A put option written by a fund is covered if the fund maintains cash or high-grade debt securities with a value equal to the exercise price of the written put in a segregated account with its custodian bank. A put is also covered if the fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by a fund.

Effecting a closing transaction in the case of a written call option allows a fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows a fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other fund investments. If a fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

A fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, a fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a fund may elect to close the position or take delivery of the security at the exercise price. The fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

A fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

A fund may buy put options on securities to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows a fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the fund continues to receive interest or dividend income on the security. A fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the fund owns or has the right to acquire.

A fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

Call and put options on stock indices are similar to options on securities except, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of a put) the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian bank containing cash or high quality fixed-income securities in an amount at least equal to the market value of the underlying stock index. The fund will maintain the account while the option is open or will otherwise cover the transaction.

Financial Futures The fund may enter into contracts for the purchase or sale of futures contracts based upon financial indices ("financial futures"). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver such cash value called for by the contract on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to take delivery of the cash value called for by the contract at a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. Futures contracts have been designed by exchanges designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

The fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy and, to the extent consistent therewith, to accommodate cash flows. A fund will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one-third of its total assets would be represented by futures contracts or related options. In addition, a fund may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of initial deposits on its existing financial futures and premiums paid on options on financial futures contracts would exceed 5% of its total assets (taken at current value). To the extent a fund enters into a futures contract or related call option, it will maintain with its custodian bank, to the extent required by the rules of the Securities and Exchange Commission, assets in a segregated account to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

Stock Index Futures The fund may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When the fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

Options on Stock Index Futures The fund may buy and sell call and put options on stock index futures to hedge against risks of marketside price movements. The need to hedge against these risks will depend on the extent of diversification of a fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

Futures Contracts for Securities The fund may buy and sell futures contracts for securities and currencies. The fund may also enter into closing purchase and sale transactions with respect to these futures contracts. The fund will engage in futures transactions only for bona fide hedging or other appropriate risk management purposes. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

When securities prices are falling, the fund may offset a decline in the value of its current portfolio securities through the sale of futures contracts. When prices are rising, the fund can attempt to secure better prices than might be available when it intends to buy securities through the purchase of futures contracts. Similarly, the fund can sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities denominated in that currency. The fund can buy futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the fund has purchased or expects to buy.

Positions taken in the futures markets are not normally held to maturity, but are liquidated through offsetting transactions that may result in a profit or a loss. While the fund's futures contracts on securities and currencies will usually be liquidated in this manner, the fund may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

To the extent the fund enters into a futures contract, it will deposit in a segregated account with its custodian bank cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the "initial margin"), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. Should the value of the futures contract decline relative to the fund's position, the fund will be required to pay the futures commission merchant an amount equal to the change in value.

Futures Contracts - General Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a fund will incur brokerage fees when it buys or sells financial futures contracts.

Future Developments The fund may take advantage of opportunities in the area of options, futures, and options on futures and any other derivative investments that are not presently contemplated for use by the fund or that are not currently available but which may be developed, to the extent such opportunities are consistent with the fund's investment goal and legally permissible for the fund.

Securities Industry Related Investments To the extent it is consistent with its investment goal and certain limitations under the Investment Company Act of 1940 (the "1940 Act"), the fund may invest its assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, a fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the fund acquiring in excess of 5% of a class of an issuer's outstanding equity securities or 10% of the outstanding principal amount of an issuer's debt securities, or investing more than 5% of the value of the fund's total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the fund's Board. The fund does not believe that these limitations will impede the attainment of its investment goal.

Illiquid Securities The fund's policy is not to invest more than 10% of its net assets in illiquid securities. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued it.

The fund does not consider securities that it acquires outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market to be illiquid assets if (a) the fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market or (b) current market quotations are readily available. The fund will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the fund has reason to believe that it could not resell the securities in a public trading market.

The fund's Board has authorized the fund to invest in restricted securities. To the extent the manager determines there is a liquid institutional or other market for these securities, the fund considers them to be liquid securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The fund's Board will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the fund's Board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers;
(iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may increase if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

Temporary Investments When the manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest the fund's portfolio in a temporary defensive manner. Under such circumstances, the fund may invest up to 100% of its assets in short-term debt instruments. The fund may also invest its cash, including cash resulting from purchases and sales of fund shares, temporarily in short-term debt instruments. Short-term debt instruments include high-grade commercial paper, repurchase agreements, and other money market equivalents.

The fund may occasionally hold cash or invest in high quality money market instruments of U.S. and foreign issuers, pending investment of proceeds from new sales of its shares or for cash management or temporary defensive purposes. These securities include government securities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements secured by any of these instruments. These securities will be rated "A1" or "A2" by S&P or "P1" or "P2" by Moody's Investor Services, or unrated but of comparable quality.

Investment Restrictions The fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The fund may not:

1. Borrow money, except that the fund may borrow money from banks or for temporary or emergency purposes and then in an amount not exceeding 15% of the value of the fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment goal and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

4. Purchase or sell real estate and commodities, except that the fund may buy or sell securities of real estate investment trusts and may enter into financial futures contracts, options thereon, and forward contracts.

5. Issue securities senior to the fund's presently authorized shares of beneficial interest. Except that this restriction shall not be deemed to prohibit the fund from (a) making any permitted borrowings, mortgages or pledges, (b) entering into options, futures contracts, forward contracts or repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

7. Buy the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities) if immediately after such investment (a) more than 5% of the value of the fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the fund, except that up to 25% of the value of such fund's total assets may be invested without regard to such 5% and 10% limitations.

If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

Risks
-------------------------------------------------------------------------------

Convertible Securities An investment in an enhanced convertible security or any other security may involve additional risks. A fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the fund's ability to dispose of particular securities, when necessary, to meet its liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. The fund, however, intends to acquire liquid securities, though there can be no assurances that it will be able to do so.

Foreign Securities The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the funds. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The fund's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent the fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

The fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. Some countries in which the fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

Derivative Securities The fund's transactions in options, futures, and options on futures involve certain risks. These risks include, among others, the risk that the effectiveness of a transaction depends on the degree that price movements in the underlying securities, index, or currency correlate with price movements in the relevant portion of the fund's portfolio. The fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause a fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by a fund of margin deposits in the even of bankruptcy of a broker with whom the fund has an open position.

Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on a fund's ability to effectively hedge its securities. Furthermore, if a fund is unable to close out a position and if prices move adversely, the fund will have to continue to make daily cash payments to maintain its required margin. If a fund does not have sufficient cash to do this, if may have to sell portfolio securities at a disadvantageous time. The fund will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.

Similarly, there can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, a fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When a fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote it.

Officers and Trustees
-------------------------------------------------------------------------------

The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of the fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations. The board also monitors the fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the trust, and principal occupations during the past five years are shown below.


                              Position(s)          Principal
                              Held with          Occupation(s)
Name, Age and Address         the Trust    During the Past Five Years
------------------------------------------------------------------------
Frank H. Abbott, III (77)     Trustee    President and Director,
1045 Sansome Street                      Abbott Corporation (an
San Francisco, CA  94111                 investment company); director
                                         or trustee, as the case may
                                         be, of 27 of the investment
                                         companies in the Franklin
                                         Templeton Group of Funds; and
                                         formerly, Director,
                                         MotherLode Gold Mines
                                         Consolidated (gold mining)
                                         and Vacu-Dry Co. (food
                                         processing).

------------------------------------------------------------------------
Harris J. Ashton (66)         Trustee    Director, RBC Holdings, Inc.
191 Clapboard Ridge Road                 (bank holding company) and
Greenwich, CT  06830                     Bar-S Foods (meat packing
                                         company); director or
                                         trustee, as the case may be,
                                         of 49 of the investment
                                         companies in the Franklin
                                         Templeton Group of Funds; and
                                         formerly, President, Chief
                                         Executive Officer and
                                         Chairman of the Board,
                                         General Host Corporation
                                         (nursery and craft centers).

------------------------------------------------------------------------
*Harmon E. Burns (54)         Vice       Executive Vice President and
 777 Mariners Island  Blvd.   President  Director, Franklin Resources,
 San Mateo, CA  94404         and        Inc., Franklin Templeton
                              Trustee    Distributors, Inc. and
                                         Franklin Templeton Services,
                                         Inc.; Executive Vice
                                         President, Franklin Advisers,
                                         Inc.; Director, Franklin
                                         Investment Advisory Services,
                                         Inc. and Franklin/Templeton
                                         Investor Services, Inc.; and
                                         officer and/or director or
                                         trustee, as the case may be,
                                         of most of the other
                                         subsidiaries of Franklin
                                         Resources, Inc. and of 53 of
                                         the investment companies in
                                         the Franklin Templeton Group
                                         of Funds.

------------------------------------------------------------------------
S. Joseph Fortunato (66)      Trustee    Member of the law firm of
Park Avenue at Morris County             Pitney, Hardin, Kipp & Szuch;
P.O. Box 1945                            director or trustee, as the
Morristown, NJ  07962-1945               case may be, of 51 of the
                                         investment companies in the
                                         Franklin Templeton Group of
                                         Funds.

------------------------------------------------------------------------
Edith E. Holiday (47)         Trustee    Director, Amerada Hess
3239 38th Street, N.W.                   Corporation (exploration and
Washington, DC  20016                    refining of natural gas)
                                         (1993-present), Hercules
                                         Incorporated (chemicals,
                                         fibers and resins)
                                         (1993-present), Beverly
                                         Enterprises, Inc. (health
                                         care) (1995-present) and H.J.
                                         Heinz Company (processed
                                         foods and allied products)
                                         (1994-present); director or
                                         trustee, as the case may be,
                                         of 25 of the investment
                                         companies in the Franklin
                                         Templeton Group of Funds; and
                                         formerly, Chairman
                                         (1995-1997) and Trustee
                                         (1993-1997), National Child
                                         Research Center, Assistant to
                                         the President of the United
                                         States and Secretary of the
                                         Cabinet (1990-1993), General
                                         Counsel to the United States
                                         Treasury Department
                                         (1989-1990), and Counselor to
                                         the Secretary and Assistant
                                         Secretary for Public Affairs
                                         and Public Liaison-United
                                         States Treasury Department
                                         (1988-1989).

------------------------------------------------------------------------
*Charles B. Johnson (66)      Chairman   President, Chief Executive
 777 Mariners Island Blvd.    of the     Officer and Director,
 San Mateo, CA  94404         Board and  Franklin Resources, Inc.;
                              Trustee    Chairman of the Board and
                                         Director, Franklin Advisers,
                                         Inc., Franklin Advisory
                                         Services, Inc., Franklin
                                         Investment Advisory Services,
                                         Inc. and Franklin Templeton
                                         Distributors, Inc.; Director,
                                         Franklin/Templeton Investor
                                         Services, Inc. and Franklin
                                         Templeton Services, Inc.;
                                         officer and/or director or
                                         trustee, as the case may be,
                                         of most of the other
                                         subsidiaries of Franklin
                                         Resources, Inc. and of 50 of
                                         the investment companies in
                                         the Franklin Templeton Group
                                         of Funds.

------------------------------------------------------------------------
*Rupert H. Johnson, Jr. (58)  President  Executive Vice President and
 777 Mariners Island Blvd.    and        Director, Franklin Resources,
 San Mateo, CA  94404         Trustee    Inc. and Franklin Templeton
                                         Distributors, Inc.; President
                                         and Director, Franklin
                                         Advisers, Inc. and Franklin
                                         Investment Advisory Services,
                                         Inc.; Senior Vice President
                                         and Director, Franklin
                                         Advisory Services, Inc.;
                                         Director, Franklin/Templeton
                                         Investor Services, Inc.; and
                                         officer and/or director or
                                         trustee, as the case may be,
                                         of most of the other
                                         subsidiaries of Franklin
                                         Resources, Inc. and of 53 of
                                         the investment companies in
                                         the Franklin Templeton Group
                                         of Funds.

------------------------------------------------------------------------
Frank W. T. LaHaye (69)       Trustee    General Partner, Miller &
20833 Stevens Creek Blvd.                LaHaye, which is the General
Suite 102                                Partner of Peregrine Ventures
Cupertino, CA  95014                     II (venture capital firm);
                                         Director, Quarterdeck
                                         Corporation (software firm);
                                         director or trustee, as the
                                         case may be, of 27 of the
                                         investment companies in the
                                         Franklin Templeton Group of
                                         Funds; and formerly,
                                         Director, Fischer Imaging
                                         Corporation (medical imaging
                                         systems) and Digital
                                         Transmission Systems, Inc.
                                         (wireless communications),
                                         and General Partner,
                                         Peregrine Associates, which
                                         was the General Partner of
                                         Peregrine Ventures (venture
                                         capital firm).

------------------------------------------------------------------------
Gordon S. Macklin (70)        Trustee    Director, Fund American
8212 Burning Tree Road                   Enterprises Holdings, Inc.
Bethesda, MD  20817                      (holding company), Martek
                                         Biosciences Corporation, MCI
                                         WorldCom (information
                                         services), MedImmune, Inc.
                                         (biotechnology), Spacehab,
                                         Inc. (aerospace services) and
                                         Real 3D (software); director
                                         or trustee, as the case may
                                         be, of 49 of the investment
                                         companies in the Franklin
                                         Templeton Group of Funds; and
                                         formerly, Chairman, White
                                         River Corporation (financial
                                         services) and Hambrecht and
                                         Quist Group (investment
                                         banking), and President,
                                         National Association of
                                         Securities Dealers, Inc.

------------------------------------------------------------------------
Martin L. Flanagan (38)       Vice       Senior Vice President and
777 Mariners Island Blvd.     President  Chief Financial Officer,
San Mateo, CA  94404          and Chief  Franklin Resources, Inc.,
                              Financial  Franklin/Templeton Investor
                              Officer    Services, Inc. and Franklin
                                         Mutual Advisers, Inc.;
                                         Executive Vice President and
                                         Director, Templeton
                                         Worldwide, Inc.; Executive
                                         Vice President, Chief
                                         Operating Officer and
                                         Director, Templeton
                                         Investment Counsel, Inc.;
                                         Executive Vice President and
                                         Chief Financial Officer,
                                         Franklin Advisers, Inc.;
                                         Chief Financial Officer,
                                         Franklin Advisory Services,
                                         Inc. and Franklin Investment
                                         Advisory Services, Inc.;
                                         President and Director,
                                         Franklin Templeton Services,
                                         Inc.; officer and/or director
                                         of some of the other
                                         subsidiaries of Franklin
                                         Resources, Inc.; and officer
                                         and/or director or trustee,
                                         as the case may be, of 53 of
                                         the investment companies in
                                         the Franklin Templeton Group
                                         of Funds.

------------------------------------------------------------------------
Deborah R. Gatzek (50)        Vice       Senior Vice President and
777 Mariners Island Blvd.     President  General Counsel, Franklin
San Mateo, CA  94404          and        Resources, Inc.; Senior Vice
                              Secretary  President, Franklin Templeton
                                         Services, Inc. and Franklin
                                         Templeton Distributors, Inc.;
                                         Executive Vice President,
                                         Franklin Advisers, Inc.; Vice
                                         President, Franklin Advisory
                                         Services, Inc. and Franklin
                                         Mutual Advisers, Inc.; Vice
                                         President, Chief Legal
                                         Officer and Chief Operating
                                         Officer, Franklin Investment
                                         Advisory Services, Inc.; and
                                         officer of 54 of the
                                         investment companies in the
                                         Franklin Templeton Group of
                                         Funds.

------------------------------------------------------------------------
Charles E. Johnson (42)       Vice       Senior Vice President and
500 East Broward Blvd.        President  Director, Franklin Resources,
Fort Lauderdale, FL                      Inc.; Senior Vice President,
33394-3091                               Franklin Templeton
                                         Distributors, Inc.; President
                                         and Director, Templeton
                                         Worldwide, Inc.; Chairman and
                                         Director, Templeton
                                         Investment Counsel, Inc.;
                                         Vice President, Franklin
                                         Advisers, Inc.; officer
                                         and/or director of some of
                                         the other subsidiaries of
                                         Franklin Resources, Inc.; and
                                         officer and/or director or
                                         trustee, as the case may be,
                                         of 34 of the investment
                                         companies in the Franklin
                                         Templeton Group of Funds.

------------------------------------------------------------------------
Diomedes Loo-Tam (60)         Treasurer  Senior Vice President,
777 Mariners Island Blvd.     and        Franklin Templeton Services,
San Mateo, CA  94404          Principal  Inc.; and officer of 32 of
                              Accounting the investment companies in
                              Officer    the Franklin Templeton Group
                                         of Funds.

------------------------------------------------------------------------
Edward V. McVey (61)          Vice       Senior Vice President and
777 Mariners Island Blvd.     President  National Sales Manager,
San Mateo, CA  94404                     Franklin Templeton
                                         Distributors, Inc.; and
                                         officer of 28 of the
                                         investment companies in the
                                         Franklin Templeton Group of
                                         Funds.

------------------------------------------------------------------------

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The trust pays noninterested board members $1,575 per month plus $1,050 per meeting attended. Board members who serve on the audit committee of the trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to noninterested board members by the trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the trust and by the Franklin Templeton Group of Funds.

                                                     Number of Boards
                                      Total Fees      in the Franklin
                       Total Fees    Received from    Templeton Group
                        Received     the Franklin       of Funds on
                        from the    Templeton Group     which Each
         Name            Trust1        of Funds2          Serves3
-----------------------------------------------------------------------
Frank H. Abbott, III       $5,400      $159,051             27
Harris J. Ashton            5,100       361,157             49
S. Joseph Fortunato         5,100       367,835             51
Edith Holiday 4             1,200       211,400             25
Frank W.T. LaHaye           5,400       163,753             27
Gordon S. Macklin           5,100       361,157             49

1. For the fiscal year ended April 30, 1998, during the period from April 1997 through May 31, 1998, fees at the rate of $300 for each of the Trust's eight meetings, plus $300 per meeting attended were in effect.
2. For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 163 U.S. based funds or series.
4.  Appointed January 15, 1998.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

Management and Other Services
-------------------------------------------------------------------------------

Manager and services provided The fund's manager is Franklin Advisers, Inc. (Advisers). The manager is wholly owned by Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the fund to buy, hold or sell. The manager also selects the brokers who execute the fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the fund's code of ethics.

Under the fund's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

Management fees  The fund pays the manager a fee equal to an annual rate of:

o     0.50% of the value of net assets up to and including $500 million;
o 0.40% of the value of net assets over $500 million and not over $1 billion;
o 0.35% of the value of net assets over $1 billion and not over $1.5 billion;
o 0.30% of the value of net assets over $1.5 billion and not over $6.5 billion;
o 0.275% of the value of net assets over $6.5 billion and not over $11.5 billion;
o 0.25% of the value of net assets over $11.5 billion and not over $16.5 billion;
o 0.24% of the value of net assets over $16.5 billion and not over $19 billion;
o 0.23% of the value of net assets over $19 billion and not over $21.5 billion; and
o     0.22% of the value of net assets in excess of $21.5 billion.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of the fund's shares pays its proportionate share of the fee.

Administrator and services provided Franklin Templeton Services, Inc. (FT Services) has an agreement with the fund to provide certain administrative services and facilities for the fund. FT Services is wholly owned by Resources and is an affiliate of the fund's manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

Administration fees The fund pays FT Services a monthly fee equal to an annual rate of 0.20% of the fund's average daily net assets.

Shareholder servicing and transfer agent Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. The fund also may reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

Custodian Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the fund's securities and other assets.

Auditor PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the fund's independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

Portfolio Transactions
-------------------------------------------------------------------------------

The manager selects brokers and dealers to execute the fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, also may be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

Distributions and Taxes
-------------------------------------------------------------------------------

The fund calculates dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in any distribution and service (Rule 12b-1) fees of each class. The fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

Distributions of net investment income The fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the fund, constitutes the fund's net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net capital gains realized by the fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the fund.

Effect of foreign investments on distributions Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the fund. Similarly, foreign exchange losses realized by the fund on the sale of debt securities are generally treated as ordinary losses by the fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.

Information on the tax character of distributions The fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, the fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.

Election to be taxed as a regulated investment company The fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's earnings and profits.

Excise tax distribution requirements To avoid federal excise taxes, the Internal Revenue Code requires the fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of fund shares Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If you redeem your fund shares, or exchange your fund shares for shares of a different Franklin Templeton Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. government obligations Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations If you are a corporate shareholder, you should note that the fund anticipates that a portion of the dividends it pays will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities The fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the fund are treated as ordinary income or capital gain, accelerate the recognition of income to the fund and/or defer the fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the fund.


Organization, Voting Rights and Principal Holders
-------------------------------------------------------------------------------

The fund is a diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund.
The trust was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC.

The fund currently offers four classes of shares, Class A, Class B, and Class C and Advisor Class. The fund may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Large Cap Growth Fund -  Class A
o     Franklin Large Cap Growth Fund -  Class B
o     Franklin Large Cap Growth Fund -  Class C
o     Franklin Large Cap Growth Fund -  Advisor Class

Shares of each class represent proportionate interests in the fund's assets. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the trust for matters that affect the trust as a whole. Additional series may be offered in the future.

The trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The trust does not intend to hold annual shareholder meetings. The trust or a series of the trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

The board members may own shares in other funds in the Franklin Templeton Group of Funds.

Buying and Selling Shares
-------------------------------------------------------------------------------

The fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

Group purchases As described in the prospectus, members of a qualified group may add the group's investments together for minimum investment purposes.

A qualified group is one that:

o    Was formed at least six months ago,

o    Has a purpose other than buying fund shares at a discount,

o    Has more than 10 members,

o    Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

Dealer compensation Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Exchange privilege If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their fund shares under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the fund's investment goal exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

Systematic withdrawal plan Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

Redemptions in kind The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. The fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Share certificates We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

General information If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Franklin Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

Pricing Shares
-------------------------------------------------------------------------------

When you buy and sell shares, you pay the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.

The fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

The Underwriter
-------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the fund's shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors does not receive compensation from the fund for acting as underwriter of the fund's Advisor Class shares.

Performance
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Because the fund is new, it has no performance history and thus no performance quotations have been provided.

An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Average annual total return Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

These figures are calculated according to the SEC formula:

                                       n
                                 P(1+T)  = ERV

where:

P    =     a hypothetical initial payment of $1,000
T    =     average annual total return
n    =     number of years
ERV  =     ending redeemable value of a hypothetical $1,000
           payment made at the beginning of each period at the end of each period

Cumulative total return Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above.

Volatility Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Other performance quotations Sales literature referring to the use of the fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Franklin Resources, Inc. is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

Comparisons To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o Lipper - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: The Wall Street Journal, and Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

Miscellaneous Information
-------------------------------------------------------------------------------

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 4 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $211 billion in assets under management for more than 7 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 114 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.






                            FRANKLIN STRATEGIC SERIES
                              FILE NOS. 33-39088 &
                                    811-6243

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


PART C: OTHER INFORMATION

Item 23. Exhibits. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i) Agreement and Declaration of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (ii) Certificate of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (iii) Certificate of Amendment to the Certificate of Trust of Franklin California 250 Growth Index Fund dated November 19, 1991
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (iv) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (v) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 6, 1996

      (b)  By-laws

           (i) Amended and Restated By-Laws of Franklin California 250 Growth Index Fund as of April 25, 1991
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (ii)  Amendment to By-Laws dated October 27, 1994
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (ii) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (iii) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, Inc., dated May 24, 1994
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 6, 1996

           (iv) Amended and Restated Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (v) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc., dated February 13, 1996
                 Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 14, 1996

           (vi) Management Agreement between the Registrant, on behalf of Franklin Institutional MidCap Growth Fund (now known as Franklin MidCap Growth Fund), and Franklin Advisers, Inc., dated January 1, 1996
                 Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 27, 1996

           (vii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 6, 1996

           (viii)Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 6, 1996

           (ix) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 6, 1996

           (x) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
                 Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 22, 1997

           (xi) Investment Advisory Agreement between the Registrant, on behalf of Franklin U.S. Long Short Fund and Franklin Advisers, Inc. dated February 18, 1999
                 Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 11, 1999

           (xii) Form of Investment Advisory Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund and Franklin Advisers, Inc.

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between the Registrant, on behalf of all Series except Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated April 23, 1995
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (ii) Amended and Restated Distribution Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated March 29, 1995
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (iii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                 Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 23, 1998

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 14, 1996

           (ii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 14, 1996

           (iii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (iv) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 23, 1998

           (v) Foreign Custody Manager Agreement between the Registrant and The Bank of New York dated February 27, 1998
                 Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 23, 1998

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.
                 Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 23, 1998

           (ii) Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, Inc., dated July 15, 1997
                 Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 22, 1997

           (iii) Fund Administration Agreement between the Registrant, on behalf of Franklin U.S. Long Short Fund, and Franklin Templeton Services, Inc. dated February 18, 1999
                 Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 11, 1999

           (iv) Form of Fund Administration Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Templeton Services, Inc.

      (i)  Legal Opinion

           (i)   Opinion and consent of counsel dated March 8, 1999
                 Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 11, 1999

      (j)  Other Opinions

           Not Applicable

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           (i) Letter of Understanding for Franklin California Growth Fund dated August 20, 1991
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (ii) Letter of Understanding for Franklin Global Utilities Fund - Class II dated April 12, 1995
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (iii) Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995
                 Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 5, 1995

           (iv) Letter of Understanding for Franklin California Growth Fund-Class II dated August 30, 1996
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (v) Letter of Understanding for Franklin Global Health Care Fund dated August 30, 1996
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (vi) Letter of Understanding for Franklin Blue Chip Fund dated May 24, 1996
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (vii) Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (viii)Letter of Understanding for Franklin U.S. Long Short Fund

                 [To be supplied by amendment]

           (ix)  Letter of Understanding for Franklin Large Cap Growth Fund

                 [To be supplied by amendment]

      (m)  Rule 12b-1 Plan

           (i) Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (ii) Distribution Plan between the Registrant, on behalf of Franklin Global Utilities Fund - Class II, and
                 Franklin/Templeton Distributors, Inc., dated March 30, 1995
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 1, 1995

           (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin MidCap Growth Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1996
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 7, 1996

           (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 7, 1996

           (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 29, 1995
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 7, 1996

           (viii)Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (ix) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund - Class II and Franklin Global Health Care Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 3, 1996
                 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 1997

           (x) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Strategic Income Fund - Class II, and Franklin/Templeton Distributors, Inc. dated February 26, 1998
                 Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing date: April 21, 1998

           (xi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998

           (xii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Health Care Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998

           (xiii)Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Utilities Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998

           (xiv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998

           (xv) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Long Short Fund, and Franklin Templeton Distributors, Inc.

                 [To be supplied by amendment]

           (xvi) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Templeton Distributors, Inc.

                 [To be supplied by amendment]

      (o)  Rule 18f-3 Plan

           (i) Multiple Class Plan for Franklin Global Utilities Fund dated April 16, 1998

           (ii) Multiple Class Plan for Franklin California Growth Fund dated April 16, 1998

           (iii) Multiple Class Plan for Franklin Global Health Care Fund dated April 16, 1998

           (iv) Multiple Class Plan for Franklin Small Cap Growth Fund dated June 18, 1996
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 11, 1996

           (v) Multiple Class Plan for Franklin Natural Resources Fund dated June 18, 1996
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 11, 1996

           (vi) Multiple Class Plan for Franklin Strategic Income Fund dated February 18, 1999

           (vii) Form of Multiple Class Plan for Franklin Large Cap Growth Fund

      (p)  Power of Attorney

           (i) Power of Attorney for Franklin Strategic Series dated April 16, 1998
                 Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing date: April 21, 1998

           (ii) Certificate of Secretary for Franklin Strategic Series dated April 16, 1998
                 Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing date: April 21, 1998

      (27) Financial Data Schedule

           Not Applicable

Item 24.   Persons Controlled by or Under Common Control with the Fund

           None

Item 25.   Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser

a)     Franklin Advisers, Inc.

The officers and directors of the Registrant's manager Franklin Advisers, Inc. ("Advisers") also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b)  Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. ("TICI"), an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as the Franklin Strategic Income Fund's Sub-adviser, furnishing to Franklin Advisers, Inc. in that capacity, portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of the Franklin Strategic Income Fund's Sub-adviser (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of the Sub-adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 27.   Principal Underwriters

a)  Franklin/Templeton   Distributors,   Inc.,  ("Distributors")  also  acts  as
principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Valuemark Funds
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889)

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 28.   Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

Item 29.   Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 30.   Undertakings

Not Applicable




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 24th day of March, 1999.

                                    Franklin Strategic Series
                                    (Registrant)

                                    By:  Rupert H. Johnson, Jr.
                                         Rupert H. Johnson, Jr.
                                         President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Rupert H. Johnson, Jr.*             Principal Executive Officer
Rupert H. Johnson, Jr.              and Trustee
                                    Dated: March 24, 1999

Martin L. Flanagan*                 Principal Financial Officer
Martin L. Flanagan                  Dated: March 24, 1999

Diomedes Loo-Tam*                   Principal Accounting Officer
Diomedes Loo-Tam                    Dated: March 24, 1999

Frank H. Abbott, III*               Trustee
Frank H. Abbott, III                Dated: March 24, 1999

Harris J. Ashton*                   Trustee
Harris J. Ashton                    Dated: March 24, 1999

Harmon E. Burns*                    Trustee
Harmon E. Burns                     Dated: March 24, 1999

S. Joseph Fortunato*                Trustee
S. Joseph Fortunato                 Dated: March 24, 1999

Edith E. Holiday*                   Trustee
Edith E. Holiday                    Dated: March 24, 1999

Charles B. Johnson*                 Trustee
Charles B. Johnson                  Dated: March 24, 1999

Frank W.T. LaHaye*                  Trustee
Frank W.T. LaHaye                   Dated: March 24, 1999

Gordon S. Macklin*                  Trustee
Gordon S. Macklin                   Dated: March 24, 1999


*By   /s/ Karen L. Skidmore
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)




                            FRANKLIN STRATEGIC SERIES
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.         DESCRIPTION                            LOCATION

EX-99.(a)(i)        Agreement and Declaration of Trust      *
                    of Franklin California 250 Growth
                    Index Fund dated January 22, 1991

EX-99.(a)(ii)       Certificate of Trust of Franklin        *
                    California 250 Growth Index Fund
                    dated January 22, 1991

EX-99.(a)(iii)      Certificate of Amendment to the         *
                    Certificate of Trust of Franklin
                    California 250 Growth Index Fund
                    dated November 19, 1991

EX-99.(a)(iv)       Certificate of Amendment to the         *
                    Certificate of Trust of Franklin
                    Strategic Series dated May 14,
                    1992

EX-99.(a)(v)        Certificate of Amendment of             *
                    Agreement and Declaration of Trust
                    of Franklin Strategic Series dated
                    April 18, 1995

EX-99.(b)(i)        Amended and Restated By-Laws of         *
                    Franklin California 250 Growth
                    Index Fund as of April 25, 1991

EX-99.(b)(ii)       Amendment to By-Laws dated October      *
                    27, 1994

EX-99.(d)(i)        Management Agreement between the        *
                    Registrant, on behalf of Franklin
                    Global Health Care Fund, Franklin
                    Small Cap Growth Fund, Franklin
                    Global Utilities Fund, and
                    Franklin Natural Resources Fund,
                    and Franklin Advisers, Inc., dated
                    February 24, 1992

EX-99.(d)(ii)       Management Agreement between the        *
                    Registrant, on behalf of Franklin
                    Strategic Income Fund, and
                    Franklin Advisers, Inc., dated May
                    24, 1994

EX-99.(d)(iii)      Subadvisory Agreement between           *
                    Franklin Advisers, Inc., on behalf
                    of the Franklin Strategic Income
                    Fund, and Templeton Investment
                    Counsel, Inc., dated May 24, 1994

EX-99.(d)(iv)       Amended and Restated Management         *
                    Agreement between the Registrant,
                    on behalf of Franklin California
                    Growth Fund, and Franklin
                    Advisers, Inc., dated July 12, 1993

EX-99.(d)(v)        Management Agreement between the        *
                    Registrant, on behalf of Franklin
                    Blue Chip Fund, and Franklin
                    Advisers, Inc., dated February 13,
                    1996

EX-99.(d)(vi)       Management Agreement between the        *
                    Registrant, on behalf of Franklin
                    Institutional MidCap Growth Fund
                    (now known as Franklin MidCap
                    Growth Fund), and Franklin
                    Advisers, Inc., dated January 1,
                    1996

EX-99.(d)(vii)      Amendment dated August 1, 1995 to       *
                    the Management Agreement between
                    the Registrant, on behalf of
                    Franklin California Growth Fund,
                    and Franklin Advisers, Inc., dated
                    July 12, 1993

EX-99.(d)(viii)     Amendment dated August 1, 1995 to       *
                    the Management Agreement between
                    the Registrant, on behalf of
                    Franklin Global Health Care Fund,
                    and Franklin Small Cap Growth
                    Fund, Franklin Global Utilities
                    Fund, and Franklin Natural
                    Resources Fund, and Franklin
                    Advisers, Inc., dated February 24,
                    1992

EX-99.(d)(ix)       Amendment dated August 1, 1995 to       *
                    the Management Agreement between
                    the Registrant on behalf of
                    Franklin Strategic Income Fund,
                    and Franklin Advisers, Inc., dated
                    May 24, 1994

EX-99.(d)(x)        Management Agreement between the        *
                    Registrant, on behalf of Franklin
                    Biotechnology Discovery Fund, and
                    Franklin Advisers, Inc., dated
                    July 15, 1997

EX-99.(d)(xi)       Investment Advisory Agreement           *
                    between the Registrant, on behalf
                    of Franklin U.S. Long Short Fund,
                    and Franklin Advisers, Inc. dated
                    February 18, 1999

EX-99.(d)(xii)      Form of Investment Advisory             Attached
                    Agreement between the Registrant,
                    on behalf of Franklin Large Cap
                    Growth Fund, and Franklin
                    Advisers, Inc.

EX-99.(e)(i)        Amended and Restated Distribution       *
                    Agreement between the Registrant,
                    on behalf of all Series except
                    Franklin Strategic Income Fund,
                    and Franklin/Templeton
                    Distributors, Inc., dated April
                    23, 1995

EX-99.(e)(ii)       Amended and Restated Distribution       *
                    Agreement between the Registrant,
                    on behalf of Franklin Strategic
                    Income Fund, and
                    Franklin/Templeton Distributors,
                    Inc., dated March 29, 1995

EX-99.(e)(iii)      Forms of Dealer Agreements between      *
                    Franklin/Templeton Distributors,
                    Inc., and Securities Dealers dated
                    March 1, 1998

EX-99.(g)(i)        Master Custody Agreement between        *
                    the Registrant and Bank of New
                    York dated February 16, 1996

EX-99.(g)(ii)       Terminal Link Agreement between         *
                    the Registrant and Bank of New
                    York dated February 16, 1996

EX-99.(g)(iii)      Amendment dated May 7, 1997 to          *
                    Master Custody Agreement between
                    Registrant and Bank of New York
                    dated February 16, 1996

EX-99.(g)(iv)       Amendment dated February 27, 1998       *
                    to Master Custody Agreement
                    between Registrant and Bank of New
                    York dated February 16, 1996

EX-99.(g)(v)        Foreign Custody Manager Agreement       *
                    between the Registrant and The
                    Bank of New York dated February
                    27, 1998

EX-99.(h)(i)        Subcontract for Fund                    *
                    Administrative Services dated
                    October 1, 1996 and Amendment
                    thereto dated April 30, 1998
                    between Franklin Advisers, Inc.
                    and Franklin Templeton Services,
                    Inc.

EX-99.(h)(ii)       Administration Agreement between        *
                    the Registrant, on behalf of
                    Franklin Biotechnology Discovery
                    Fund, and Franklin Templeton
                    Services, Inc., dated July 15,
                    1997

EX-99.(h)(iii)      Fund Administration Agreement           *
                    between the Registrant, on behalf
                    of Franklin U.S. Long Short Fund,
                    and Franklin Templeton Services,
                    Inc. dated February 18, 1999

EX-99.(h)(iv)       Form of Fund Administration             Attached
                    Agreement between the Registrant,
                    on behalf of Franklin Large Cap
                    Growth Fund, and Franklin
                    Templeton Services, Inc.

EX-99.(i)(i)        Opinion and consent of counsel          *
                    dated March 8, 1999

EX-99.(l)(i)        Letter of Understanding for             *
                    California Growth Fund dated
                    August 20, 1991

EX-99.(l)(ii)       Letter of Understanding for             *
                    Franklin Global Utilities Fund
                    dated April 12, 1995

EX-99.(l)(iii)      Letter of Understanding for             *
                    Franklin Natural Resources Fund
                    dated June 5, 1995

EX-99.(l)(iv)       Letter of Understanding for             *
                    Franklin California Growth Fund
                    dated August 30, 1996

EX-99.(l)(v)        Letter of Understanding for             *
                    Franklin Global Health Care Fund
                    dated August 30, 1996

EX-99.(l)(vi)       Letter of Understanding for             *
                    Franklin Blue Chip Fund dated May
                    24, 1996

EX-99.(l)(vii)      Letter of Understanding for             *
                    Franklin Biotechnology Discovery
                    Fund dated September 5, 1997

EX-99.(l)(viii)     Letter of Understanding for             **
                    Franklin U.S. Long Short Fund

EX-99.(l)(ix)       Letter of Understanding for             **
                    Franklin Large Cap Growth Fund

EX-99.(m)(i)        Amended and Restated Distribution       *
                    Plan between the Registrant, on
                    behalf of Franklin California
                    Growth Fund, Franklin Small Cap
                    Growth Fund, Franklin Global
                    Health Care Fund and Franklin
                    Global Utilities Fund, and
                    Franklin/Templeton Distributors,
                    Inc., dated July 1, 1993

EX-99.(m)(ii)       Distribution Plan between the           *
                    Registrant, on behalf of Franklin
                    Global Utilities Fund - Class II,
                    and Franklin/Templeton
                    Distributors, Inc., dated March
                    30, 1995

EX-99.(m)(iii)      Distribution Plan pursuant to Rule      *
                    12b-1 between the Registrant, on
                    behalf of Franklin Strategic
                    Income Fund, and
                    Franklin/Templeton Distributors,
                    Inc., dated May 24, 1994

EX-99.(m)(iv)       Distribution Plan pursuant to Rule      *
                    12b-1 between the Registrant, on
                    behalf of the Franklin Natural
                    Resources Fund, and
                    Franklin/Templeton Distributors,
                    Inc., dated June 1, 1995

EX-99.(m)(v)        Distribution Plan pursuant to Rule      *
                    12b-1 between the Registrant, on
                    behalf of the Franklin MidCap
                    Growth Fund, and
                    Franklin/Templeton Distributors,
                    Inc., dated June 1, 1996

EX-99.(m)(vi)       Distribution Plan pursuant to Rule      *
                    12b-1 between the Registrant, on
                    behalf of the Franklin Blue Chip
                    Fund, and Franklin/Templeton
                    Distributors, Inc., dated May 28,
                    1996

EX-99.(m)(vii)      Distribution Plan pursuant to Rule      *
                    12b-1 between the Registrant, on
                    behalf of Franklin Small Cap
                    Growth Fund - Class II, and
                    Franklin/Templeton Distributors,
                    Inc., dated September 29, 1995

EX-99.(m)(viii)     Distribution Plan pursuant to Rule      *
                    12b-1 between the Registrant, on
                    behalf of Franklin Biotechnology
                    Discovery Fund, and
                    Franklin/Templeton Distributors,
                    Inc., dated September 15, 1997

EX-99.(m)(ix)       Distribution Plan pursuant to Rule      *
                    12b-1 between the Registrant, on
                    behalf of Franklin California
                    Growth Fund - Class II, and
                    Franklin Global Health Care Fund -
                    Class II, and Franklin/Templeton
                    Distributors, Inc., dated
                    September 3, 1996

EX-99.(m)(x)        Distribution Plan pursuant to Rule      *
                    12b-1 between Registrant on behalf
                    of Franklin Strategic Income Fund
                    - Class II, and Franklin/Templeton
                    Distributors, Inc. dated February
                    26, 1998

EX-99.(m)(xi)       Distribution Plan pursuant to Rule      Attached
                    12b-1 between the Registrant, on
                    behalf of California Growth Fund -
                    Class B, and Franklin/Templeton
                    Distributors, Inc. dated October
                    16, 1998

EX-99.(m)(xii)      Distribution Plan pursuant to Rule      Attached
                    12b-1 between the Registrant, on
                    behalf of Franklin Global Health
                    Care Fund - Class B, and
                    Franklin/Templeton Distributors,
                    Inc. dated October 16, 1998

EX-99.(m)(xiii)     Distribution Plan pursuant to Rule      Attached
                    12b-1 between the Registrant, on
                    behalf of Franklin Global
                    Utilities Fund - Class B, and
                    Franklin/Templeton Distributors,
                    Inc. dated October 16, 1998

EX-99.(m)(xiv)      Distribution Plan pursuant to Rule      Attached
                    12b-1 between the Registrant, on
                    behalf of Franklin Strategic
                    Income Fund - Class B, and
                    Franklin/Templeton Distributors,
                    Inc. dated October 16, 1998

EX-99.(m)(xv)       Form of Distribution Plan pursuant      **
                    to Rule 12b-1 between the
                    Registrant, on behalf of Franklin
                    U.S. Long Short Fund and
                    Franklin/Templeton Distributors,
                    Inc.

EX-99.(m)(xvi)      Form of Distribution Plan pursuant      **
                    to Rule 12b-1 between the
                    Registrant, on behalf of Franklin
                    Large Cap Growth Fund and
                    Franklin/Templeton Distributors,
                    Inc.

EX-99.(o)(i)        Multiple Class Plan for Franklin        Attached
                    Global Utilities Fund dated April
                    16, 1998

EX-99.(o)(ii)       Multiple Class Plan for Franklin        Attached
                    California Growth Fund dated April
                    16, 1998

EX-99.(o)(iii)      Multiple Class Plan for Franklin        Attached
                    Global Health Care Fund dated
                    April 16, 1998

EX-99.(o)(iv)       Multiple Class Plan for Franklin        *
                    Small Cap Growth Fund dated June
                    18, 1996

EX-99.(o)(v)        Multiple Class Plan for Franklin        *
                    Natural Resources Fund dated June
                    18, 1996

EX-99.(o)(vi)       Multiple Class Plan for Franklin        Attached
                    Strategic Income Fund dated
                    February 18, 1999

EX-99.(o)(vii)      Form of Multiple Class Plan for         Attached
                    Franklin Large Cap Growth Fund

EX-99.(p)(i)        Power of Attorney for Franklin          *
                    Strategic Series dated April 16,
                    1998

EX-99.(p)(ii)       Certificate of Secretary for            *
                    Franklin Strategic Series dated
                    April 16, 1998


*     Incorporated by reference
**    To be supplied by Amendment